     As filed with the Securities and Exchange Commission on August 29, 2003

                                             1933 Act Registration No. 333-52965
                                             1940 Act Registration No. 811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No.    / /

                       Post-Effective Amendment No. 14  /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 15 /X/

                                UBS MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000

                              AMY R. DOBERMAN, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

/X/   Immediately upon filing pursuant to Rule 485(b)
/ /   On August 29, 2003 pursuant to Rule 485(b)

/ /   60 days after filing pursuant to Rule 485(a)(1)
/ /   On _____________ pursuant to Rule 485(a)(1)
/ /   75 days after filing pursuant to Rule 485(a)(2)
/ /   On _____________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest of UBS Cash Reserves Fund, UBS Liquid Assets Fund and UBS Select Money Market Fund.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

    UBS Cash Reserves Fund
     Prospectus

     August 29, 2003



      This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in the UBS Financial Services Inc. ACCESS-SM- program, but only if UBS Global Asset Management (US) Inc. or an affiliate does not serve as investment manager for the plan. The fund may be made available to clients in other programs in the future.


      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Cash Reserves Fund
------------------------------------------------------------------------

Contents


THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND
     Investment Objective, Strategies and Risks...  Page 2
     Performance..................................  Page 3
     Expenses and Fee Tables......................  Page 4
     More About Risks and Investment Strategies...  Page 5

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing Your Fund Account...................  Page 6
     --Buying Shares
     --Selling Shares
     --Additional Information About Your Account
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND
     Management...................................  Page 8
     Dividends and Taxes..........................  Page 9
     Financial Highlights.........................  Page 10
     Where to learn more about the fund...........  Back Cover


           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS Cash Reserves Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.



UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.


- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year.



The table that follows the bar chart shows the average annual return for the fund's shares for the 2002 calendar year and since inception.


The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
2001                  3.90%
2002                  1.46%


Total return January 1 to June 30, 2003--0.44%
Best quarter during years shown: 1st quarter, 2001--1.35%
Worst quarter during years shown: 4th quarter, 2002--0.32%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



(INCEPTION DATE)                                    (2/14/00)
--------------------------------------------------  ---------
One Year..........................................      1.46%
Life of Fund......................................      3.74%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Cash Reserves Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


Management Fees.............................................  0.33%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses..............................................  0.33%
                                                              -----
Total Annual Fund Operating Expenses........................  0.66%
                                                              =====
Expense Reimbursements/Management Fee Waivers*..............  0.19%
                                                              -----
Net Expenses*...............................................  0.47%
                                                              =====



  * The fund and UBS Global AM have entered into a written expense reimbursement/management fee waiver agreement. UBS Global AM is contractually obligated to reimburse fund expenses to the extent that the fund's expenses otherwise would exceed the "Net Expenses" rate shown above. The fund has agreed to repay UBS Global AM for those reimbursed expenses if the fund can do so over the following three years without causing its expenses in any of those years to exceed the "Net Expenses" rate.
     UBS Global AM is also contractually obligated to waive 0.04% of its 0.33% management fee.


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
                                                                 $48       $192       $349        $804


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.


ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Cash Reserves Fund
------------------------------------------------------------------------

Managing Your Fund Account

BUYING SHARES


THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC. OR
UBS GLOBAL AM. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.



Fund shares are currently available primarily to eligible benefit plans participating in the UBS Financial Services ACCESS-SM- program if UBS Global AM or an affiliate does not serve as investment manager to the eligible benefit plan (i.e., UBS Financial Services Inc., UBS Global AM or their affiliates do not exercise any investment discretion over account assets). The fund may be made available to other programs in the future.


BUYING SHARES AUTOMATICALLY


The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither UBS Global AM nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.


Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Global AM are both open for business.

The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.


Please consult your Financial Advisor for more information about this automatic purchase feature.


--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

- individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
  IRAs);

- simplified employee pension plans;

- cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

- profit sharing plans;

- money purchase plans;

- defined benefit plans;

- target benefit plans;

- church plans;

- government plans; and

- self-employed plans (i.e., "Keoghs").


Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.


Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Cash Reserves Fund
------------------------------------------------------------------------

Management

INVESTMENT ADVISOR


UBS Global Asset Management (US) Inc. ("UBS Global AM"), a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of June 30, 2003, UBS Global AM had approximately $70.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $415.2 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


ADVISORY FEES

The contractual rate for the fund's advisory fees to UBS Global AM is 0.33% of the fund's average daily net assets.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Cash Reserves Fund
------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to an eligible benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Cash Reserves Fund
------------------------------------------------------------------------

Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.


                                                          FOR THE YEARS ENDED             FOR THE PERIOD
                                                               APRIL 30,                FEBRUARY 14, 2000+
                                                    --------------------------------            TO
                                                      2003        2002        2001        APRIL 30, 2000
                                                    --------    --------    --------    ------------------
Net asset value, beginning of period..............  $   1.00    $   1.00    $   1.00         $   1.00
                                                    --------    --------    --------         --------
Net investment income.............................     0.012       0.026       0.059            0.012
Dividends from net investment income..............    (0.012)#    (0.026)     (0.059)          (0.012)
                                                    --------    --------    --------         --------
Net asset value, end of period....................  $   1.00    $   1.00    $   1.00         $   1.00
                                                    ========    ========    ========         ========
Total investment return(1)........................     1.25%       2.66%       6.01%            1.18%
                                                    ========    ========    ========         ========
Ratios/Supplemental Data:
Net assets, end of period (000's).................  $235,863    $393,966    $349,830         $270,406
Expenses to average net assets, net of fee
  waivers/ reimbursements from advisor............     0.47%       0.47%       0.47%           0.47%*
Expenses to average net assets, before fee
  waivers/ reimbursements from advisor............     0.66%       0.61%       0.54%           0.53%*
Net investment income to average net assets, net
  of fee waivers/ reimbursements from advisor.....     1.25%       2.61%       5.80%           5.57%*
Net investment income to average net assets,
  before fee waivers/ reimbursements from
  advisor.........................................     1.06%       2.47%       5.73%           5.51%*



  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  # Includes dividends from net realized gains from investment activities of $0.00003.



--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568.


You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

  UBS Cash Reserves Fund
   Prospectus

UBS Money Series
--UBS Cash Reserves Fund
Investment Company Act File No. 811-8767


-C- 2003 UBS Global Asset Management (US) Inc.
All rights reserved.
I-449



    August 29, 2003

[GRAPHIC]

    UBS Liquid Assets Fund
     Prospectus

     August 29, 2003



      This prospectus offers shares of a money market fund primarily to eligible benefit plans that participate in certain UBS Financial Services Inc. or Correspondent Services Corporation investment programs and that have arrangements with UBS Global Asset Management (US) Inc. or an affiliate to serve as investment manager for the client or investment program.


      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS Liquid Assets Fund
------------------------------------------------------------------------

Contents


THE FUND
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND
     Investment Objective, Strategies and Risks...  Page 2
     Performance..................................  Page 3
     Expenses and Fee Tables......................  Page 4
     More About Risks and Investment Strategies...  Page 5

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing Your Fund Account...................  Page 6
     --Buying Shares
     --Selling Shares
     --Additional Information About Your Account
     --Pricing and Valuation

ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND
     Management...................................  Page 9
     Dividends and Taxes..........................  Page 10
     Financial Highlights.........................  Page 11
     Where to learn more about the fund...........  Back Cover


           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1

UBS Liquid Assets Fund
------------------------------------------------------------------------

Investment Objective, Strategies and Risks

FUND OBJECTIVE

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.



UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.


- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year.



The table that follows the bar chart shows the average annual return for the fund's shares for the 2002 calendar year and since inception.


The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN (2001 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
2001                  4.21%
2002                  1.81%


Total return January 1 to June 30, 2003--0.56%
Best quarter during years shown: 1st quarter, 2001--1.42%
Worst quarter during years shown: 4th quarter, 2002--0.39%



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



(INCEPTION DATE)                                    (2/14/00)
--------------------------------------------------  ---------
One Year..........................................      1.81%
Life of Fund......................................      4.06%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Liquid Assets Fund
------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


Management Fees*............................................  0.03%
Distribution and/or Service (12b-1) Fees....................   None
Other Expenses..............................................  0.16%
                                                              -----
Total Annual Fund Operating Expenses........................  0.19%
                                                              =====



  * The fund reimburses UBS Global AM for its direct costs and expenses incurred in managing the fund's portfolio, which are included in "Management Fees" above. The fund also reimburses UBS Global AM for its direct costs and expenses in administering the fund. UBS Global AM's direct costs for management and administration services exclude any costs attributable to overhead or any profit charge. These fees are estimated amounts. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to it by the fund. See "Management." UBS Global AM has decided to waive its entire management fees (0.03%) from the fund so that the effective total fund operating expenses will be 0.16%. UBS Global AM may terminate this voluntary waiver at any time in the future.

EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
                                                                 $16        $58       $104        $240


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

More About Risks and Investment Strategies

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.


FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.


ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.


UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Liquid Assets Fund
------------------------------------------------------------------------

Managing Your Fund Account

BUYING SHARES


THE FUND OFFERS ITS SHARES PRIMARILY TO ELIGIBLE BENEFIT PLANS, INCLUDING INDIVIDUAL RETIREMENT ACCOUNTS, THROUGH BROKERAGE ACCOUNTS ESTABLISHED AS ELIGIBLE BENEFIT PLAN SWEEP ACCOUNTS AT UBS FINANCIAL SERVICES INC., UBS GLOBAL AM OR CERTAIN OTHER FINANCIAL SERVICES FIRMS. THE TYPES OF ELIGIBLE BENEFIT PLANS THAT ARE PERMITTED TO BUY FUND SHARES ARE DESCRIBED BELOW. YOU CAN OPEN AN ELIGIBLE BENEFIT PLAN SWEEP ACCOUNT BY CONTACTING YOUR FINANCIAL ADVISOR.



Fund shares are available primarily to eligible benefit plans that participate in certain investment programs offered by UBS Financial Services Inc. or an affiliate and managed by UBS Global AM or an affiliate. The eligible investment programs include:



- UBS Financial Services Inc. ACCESS-SM-;



- UBS Financial Services Inc. Managed Account Consulting (MAC) Wrap;



- UBS Financial Services Inc. Portfolio Management Program (PMP);



- UBS Financial Services Inc. SELECTIONS-SM-; and


- CSChoice-SM-.

The fund may be made available to other programs in the future.


The fund is designed primarily for eligible benefit plans that participate in these programs where UBS Global AM or an affiliate serves as investment manager (i.e., UBS Financial Services Inc., UBS Global AM or an affiliate exercises investment discretion with respect to account assets).


BUYING SHARES AUTOMATICALLY


The fund is designed to automatically invest free credit cash balances (that is, immediately available funds) held in your account in shares of the fund for the investment programs listed above. If you are eligible to buy fund shares, the fund will be offered as the money market sweep fund for the automatic investment of free credit cash balances. You should contact your Financial Advisor to determine if another money market fund is available for your account. (Neither your Financial Advisor, UBS Global AM, nor any affiliate may recommend a specific money market fund for automatic investment of such account balances.) All free cash credit balances of $1.00 or more in your brokerage account are automatically invested in the fund on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your account. All remaining free cash credit balances under $1.00 are invested in fund shares monthly. There is no sales charge or commission paid for the automatic purchase of shares.


Your purchase of fund shares will be priced at the next determination of net asset value on any business day after federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Global AM are both open for business.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

The fund and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.

The fund pays no sales commission, sales load or distribution fees to the principal underwriter and its affiliates, or any other person, in connection with the sale of fund shares. Neither UBS Global AM nor any affiliate exercises any discretion with respect to the timing or frequency of the automatic investment of free cash balances.


Please consult your Financial Advisor for more information about this automatic purchase feature.


BENEFIT PLANS ELIGIBLE TO BUY FUND SHARES

Eligible benefit plans that may buy fund shares include:

- individual retirement accounts (e.g., traditional, rollover and "SIMPLE"
  IRAs);

- simplified employee pension plans;

- cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

- profit sharing plans;

- money purchase plans;

- defined benefit plans;

- target benefit plans;

- church plans;

- government plans; and

- self-employed plans (i.e., "Keoghs").


Other benefit plans may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these benefit plans.


Although the amount that you may contribute to an eligible benefit plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in an eligible benefit plan in the fund without regard to these limitations.

SELLING SHARES

Your fund shares will be sold automatically to settle any outstanding securities purchases or debits to your brokerage account.

If the proceeds from selling your fund shares remain in the eligible benefit plan sweep account, certain adverse tax consequences that may otherwise be applicable to eligible benefit plan distributions will not occur.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

Investment programs buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your investment program before purchasing shares.

You will receive a confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Liquid Assets Fund
------------------------------------------------------------------------

This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed. Your price for buying or selling your shares will be the net asset value that is next calculated after the fund accepts your order.

The fund typically calculates its net asset value per share twice each business day, at noon, Eastern time, and at 4:00 p.m. Eastern time.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

Management

INVESTMENT ADVISOR


UBS Global Asset Management (US) Inc. ("UBS Global AM"), a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of June 30, 2003, UBS Global AM had approximately $70.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $415.2 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


ADVISORY FEES


The fund has agreed to pay advisory and administration fees to UBS Global AM that are limited to reimbursements for direct costs, excluding any profit or overhead. For the fiscal year ended April 30, 2003, UBS Global AM voluntarily waived its entire advisory and administrative fee. Had UBS Global AM not done so, the fund would have paid
UBS Global AM advisory and administrative fees at the effective annual rate of 0.03% of its average daily net assets. UBS Global AM is currently continuing to waive its entire management fee but may terminate this voluntary waiver at any time in the future.



Under the agreement with the fund, UBS Global AM manages the investment operations of the fund and also administers the fund's business affairs.
UBS Global AM is entitled to be reimbursed by the fund for its direct advisory and administrative costs and expenses, excluding any profit or overhead, incurred in providing services to the fund. UBS Global AM's costs include the following: (i) paying the salaries and expenses of the fund's officers and other personnel engaged in administering the fund's business; (ii) monitoring financial and shareholder accounting services provided by the fund's custodian and transfer agent, respectively; (iii) responding to shareholder inquiries and disseminating information to shareholders; (iv) monitoring compliance with the fund's registration statement and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code;
(v) preparing semi-annual and annual reports to shareholders; (vi) preparing filings required by the SEC; (vii) assisting in the preparation of federal, state and local tax returns; (viii) assisting with the payment of notice filing fees under state securities laws; (ix) organizing annual and special meetings of the fund's shareholders; and (x) paying any other costs and expenses UBS Global AM incurs in managing the portfolio of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the fund. The fund will incur other expenses in its operations.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Liquid Assets Fund
------------------------------------------------------------------------

Dividends and Taxes

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

TAXES

Eligible benefit plan participants ordinarily do not pay taxes on dividends their plans receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

- reaches age 59 1/2;

- becomes permanently disabled; or

- for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax adviser concerning the timing and tax consequences of withdrawals from your eligible benefit plan.

The failure of an eligible benefit plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a benefit plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a tax-exempt account or plan such as an IRA or 401(k) plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Liquid Assets Fund
------------------------------------------------------------------------

Financial Highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling toll free 1-800-647 1568.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Liquid Assets Fund
------------------------------------------------------------------------


                                                                             FOR THE PERIOD
                                           FOR THE YEARS ENDED APRIL 30,   FEBRUARY 14, 2000+
                                          -------------------------------          TO
                                            2003       2002       2001       APRIL 30, 2000
                                          ---------  ---------  ---------  ------------------
Net asset value, beginning of period....  $   1.00   $   1.00   $   1.00        $   1.00
                                          --------   --------   --------        --------
Net investment income...................     0.015      0.029      0.061           0.012
Dividends from net investment income....    (0.015)#   (0.029)    (0.061)         (0.012)
                                          --------   --------   --------        --------
Net asset value, end of period..........  $   1.00   $   1.00   $   1.00        $   1.00
                                          ========   ========   ========        ========
Total investment return(1)..............     1.56%      2.98%      6.32%           1.24%
                                          ========   ========   ========        ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $338,534   $368,936   $444,417        $326,125
Expenses to average net assets, net of
  fee waivers from advisor..............     0.16%      0.17%      0.19%          0.17%*
Expenses to average net assets, before
  fee waivers from advisor..............     0.19%      0.20%      0.22%          0.20%*
Net investment income to average net
  assets, net of fee waivers from
  advisor...............................     1.56%      2.96%      6.11%          5.89%*
Net investment income to average net
  assets, before fee waivers from
  advisor...............................     1.53%      2.93%      6.08%          5.86%*



  +  Commencement of operations.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  # Includes dividends from net realized gains from investment activities of $0.00002.



--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568.


You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

  UBS Liquid Assets Fund
   Prospectus

UBS Money Series
--UBS Liquid Assets Fund
Investment Company Act File No. 811-8767


-C- 2003 UBS Global Asset Management (US) Inc.
All rights reserved.
I-450



    August 29, 2003

[GRAPHIC]


    Institutional Money Market Funds



     UBS Select Money Market Fund


     UBS LIR Money Market Fund


     UBS LIR Government Securities Fund


     UBS LIR Treasury Securities Fund

     Prospectus

     August 29, 2003



      This prospectus offers separate classes of shares in each of the four money market funds listed above. Each class has different ongoing expenses, and some funds and classes have different minimum initial purchase requirements. UBS Select Money Market Fund and Select shares of UBS LIR Government Securities Fund have higher minimum purchase requirements than the other funds/classes.


      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

Institutional Money Market Funds
------------------------------------------------------------------------


Table of Contents



THE FUNDS
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS
UBS Select Money Market Fund
     Investment Objective, Strategies and Risks...  Page 3
     Performance..................................  Page 4
     Expenses and Fee Tables......................  Page 5
UBS LIR Money Market Fund
     Investment Objective, Strategies and Risks...  Page 6
     Performance..................................  Page 7
     Expenses and Fee Tables......................  Page 8
UBS LIR Government Securities Fund
     Investment Objective, Strategies and Risks...  Page 9
     Performance..................................  Page 10
     Expenses and Fee Tables......................  Page 11
UBS LIR Treasury Securities Fund
     Investment Objective, Strategies and Risks...  Page 12
     Performance..................................  Page 13
     Expenses and Fee Tables......................  Page 14
More About Risks and Investment Strategies........  Page 15
YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing your fund account...................  Page 16
     --Buying Shares
     --Selling Shares
     --Exchanging Shares
     --Additional Information About Your Account
     --Pricing and Valuation
ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS
     Management...................................  Page 25
     Dividends and Taxes..........................  Page 26
     Financial Highlights.........................  Page 27
     Where to learn more about the funds..........  Back Cover



          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Select Money Market Fund
------------------------------------------------------------------------


Investment Objective, Strategies and Risks

FUND OBJECTIVE


Maximum current income consistent with liquidity and the preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES



The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.



Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.



UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.



PRINCIPAL RISKS



An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:



- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.



More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Select Money Market Fund
------------------------------------------------------------------------



Performance



RISK/RETURN BAR CHART AND TABLE



The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.


The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.



TOTAL RETURN ON INSTITUTIONAL SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1999                  5.22%
2000                  6.47%
2001                  4.20%
2002                  1.79%


Total return January 1 to June 30, 2003--0.60%
Best quarter during years shown: 3rd and 4th quarters, 2000--1.66% Worst quarter during years shown: 4th quarter, 2002--0.39%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



                                                          FINANCIAL
                                          INSTITUTIONAL  INTERMEDIARY
                                             SHARES         SHARES
(INCEPTION DATE)                            (8/10/98)    (12/29/98)*
----------------                          -------------  ------------
One year................................         1.79%          N/A
Life of Class...........................         4.50%          N/A
-------------------



  * Financial Intermediary shares have been outstanding only for short periods since inception. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Select Money Market Fund
------------------------------------------------------------------------



Expenses and Fee Tables



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):



Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)



                                                                                              FINANCIAL
                                                                    INSTITUTIONAL            INTERMEDIARY
                                                                       SHARES                   SHARES
                                                                    -------------            ------------
Management Fees.............................................               0.18%                   0.18%
Distribution and/or Service (12b-1) Fees....................               None                    None
Other Expenses
  Shareholder Servicing Fee.................................  None                     0.25%
  Miscellaneous Expenses....................................  None                     None
                                                              ----                 --------
                                                                           None                    None
                                                                      ---------                --------
Total Annual Fund Operating Expenses........................               0.18%                   0.43%
                                                                      =========                ========



EXAMPLE



This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.



This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $18        $58       $101        $230
Financial Intermediary shares...............................      44        138        241         542


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS LIR Money Market Fund
------------------------------------------------------------------------



Investment Objective, Strategies and Risks



FUND OBJECTIVE



High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments.



PRINCIPAL INVESTMENT STRATEGIES



The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.



Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.



UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.



PRINCIPAL RISKS



An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:



- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates



- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS LIR Money Market Fund
------------------------------------------------------------------------



Performance



RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Financial Intermediary shares.


The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.



TOTAL RETURN ON INSTITUTIONAL SHARES


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                  2.98%
1994                  4.02%
1995                  5.76%
1996                  5.32%
1997                  5.47%
1998                  5.43%
1999                  5.07%
2000                  6.35%
2001                  4.11%
2002                  1.67%


Total return January 1 to June 30, 2003--0.53%
Best quarter during years shown: 3rd quarter, 2000--1.64%
Worst quarter during years shown: 4th quarter, 2002--0.35%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



                                                          FINANCIAL
                                          INSTITUTIONAL  INTERMEDIARY
                                             SHARES        SHARES*
(INCEPTION DATE)                            (6/3/91)      (1/14/98)
----------------                          -------------  ------------
One year................................  1.67%          1.41%
Five years..............................  4.51%          N/A
Ten years...............................  4.61%          N/A
Life of Class...........................  4.56%          4.25%
-------------------



  * Average annual total returns for Financial Intermediary shares are for the period January 14, 1998 through December 31, 2002. Such shares had previously been outstanding only for short periods of time.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS LIR Money Market Fund
------------------------------------------------------------------------



Expenses and Fee Tables



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):



Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)



                                                                                              FINANCIAL
                                                                    INSTITUTIONAL            INTERMEDIARY
                                                                       SHARES                   SHARES
                                                                    -------------            ------------
Management Fees.............................................               0.25%                   0.25%
Distribution and/or Service (12b-1) Fees....................               None                    None
Other Expenses
  Shareholder Servicing Fee.................................  None                     0.25%
  Miscellaneous Expenses....................................  0.07%                    0.07%
                                                              ----                 --------
                                                                           0.07%                   0.32%
                                                                      ---------                --------
Total Annual Fund Operating Expenses*.......................               0.32%                   0.57%
                                                                      =========                ========
-------------------



  * UBS Financial Services Inc. has agreed to reimburse fund expenses through February 29, 2004, so that the effective total fund operating expenses during that period will be 0.28% for Institutional shares and 0.53% for Financial Intermediary shares. UBS Financial Services Inc. may terminate this voluntary expense reimbursement at any time.

EXAMPLE



This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.



This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $33       $103       $180        $406
Financial Intermediary shares...............................      58        183        318         714


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS LIR Government Securities Fund
------------------------------------------------------------------------



Investment Objective, Strategies and Risks



FUND OBJECTIVE



High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments.



PRINCIPAL INVESTMENT STRATEGIES



The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Under investment guidelines adopted by its board, the fund currently invests substantially all of its assets directly in US government securities, and does not invest in repurchase agreements.



Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states. The fund will emphasize investments that qualify for this favorable state and local income tax treatment.



UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.



PRINCIPAL RISKS



An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:



- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS LIR Government Securities Fund
------------------------------------------------------------------------



Performance



RISK/RETURN BAR CHART AND TABLE



The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they have a longer performance history than Select shares.


The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.



TOTAL RETURN ON INSTITUTIONAL SHARES


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                  2.94%
1994                  3.93%
1995                  5.57%
1996                  5.17%
1997                  5.30%
1998                  5.24%
1999                  4.91%
2000                  6.16%
2001                  3.85%
2002                  1.49%


Total return January 1 to June 30, 2003--0.47%
Best quarter during years shown: 3rd and 4th quarters, 2000--1.58% Worst quarter during years shown: 4th quarter, 2002--0.32%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



                                          INSTITUTIONAL   SELECT
                                             SHARES       SHARES
(INCEPTION DATE)                            (6/3/91)     (5/23/01)
----------------                          -------------  ---------
One year................................         1.49%       1.59%
Five years..............................         4.32%        N/A
Ten years...............................         4.45%        N/A
Life of Class...........................         4.37%       2.11%


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS LIR Government Securities Fund
------------------------------------------------------------------------



Expenses and Fee Tables



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):



Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)



                                                                    INSTITUTIONAL            SELECT
                                                                       SHARES                SHARES
                                                                    -------------            ------
Management Fees.............................................               0.25%              0.25%
Distribution and/or Service (12b-1) Fees....................               None               None
Other Expenses
  Shareholder Servicing Fee.................................  0.10%                    None
  Miscellaneous Expenses....................................  0.12%                    0.12%
                                                              ----                 --------
                                                                           0.22%              0.12%
                                                                      ---------              -----
Total Annual Fund Operating Expenses........................               0.47%              0.37%
                                                                      =========              =====
Management Fee Waiver*......................................               0.10%              0.10%
                                                                      ---------              -----
Net Expenses*...............................................               0.37%              0.27%
                                                                      ---------              -----
-------------------



  * The fund and UBS Financial Services Inc. have entered into a written management fee waiver agreement. UBS Financial Services Inc. is contractually obligated to waive 0.10% of its management fees through August 31, 2004. In addition, UBS Financial Services Inc. has agreed to reimburse fund expenses through February 29, 2004, so that the effective total fund operating expenses during that period will be 0.29% for Institutional shares and 0.19% for Select shares. UBS Financial Services Inc. may terminate this voluntary expense reimbursement at any time.

EXAMPLE


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.



This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels except for the period when the fund's expenses are lower due to its management fee waiver agreement with UBS Financial Services Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $38       $141       $253        $582
Select shares...............................................      28        109        198         458


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS LIR Treasury Securities Fund
------------------------------------------------------------------------



Investment Objective, Strategies and Risks



FUND OBJECTIVE



High current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments.



PRINCIPAL INVESTMENT STRATEGIES



The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the US Treasury. US Treasury securities, including US Treasury money market instruments, are supported by the full faith and credit of the United States. These investments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.



Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.



UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ("UBS Global AM") to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.



PRINCIPAL RISKS



An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:



- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.



- INTEREST RATE RISK--The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.



More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS LIR Treasury Securities Fund
------------------------------------------------------------------------



Performance



RISK/RETURN BAR CHART AND TABLE



The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Institutional shares because they were the only shares outstanding for all of the periods shown.


The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


The fund's past performance does not necessarily indicate how the fund will perform in the future.



TOTAL RETURN ON INSTITUTIONAL SHARES


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                  2.72%
1994                  3.93%
1995                  5.47%
1996                  4.97%
1997                  5.16%
1998                  4.94%
1999                  4.47%
2000                  5.65%
2001                  3.66%
2002                  1.50%


Total return January 1 to June 30, 2003--0.48%
Best quarter during years shown: 4th quarter, 2000--1.48%
Worst quarter during years shown: 4th quarter, 2002--0.33%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



                                                    INSTITUTIONAL
                                                       SHARES*
(INCEPTION DATE)                                      (12/6/91)
----------------                                    -------------
One year..........................................         1.50%
Five years........................................         4.04%
Ten Years.........................................         4.24%
-------------------



  * No Financial Intermediary shares were outstanding prior to December 31, 2002. Performance for Financial Intermediary shares would be lower because of the 0.25% shareholder servicing fee paid by those shares.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS LIR Treasury Securities Fund
------------------------------------------------------------------------



Expenses and Fee Tables



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares):



Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
  price)....................................................  None



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)



                                                                                              FINANCIAL
                                                                    INSTITUTIONAL            INTERMEDIARY
                                                                       SHARES                   SHARES
                                                                    -------------            ------------
Management Fees.............................................               0.25%                   0.25%
Distribution and/or Service (12b-1) Fees....................               None                    None
Other Expenses
  Shareholder Servicing Fee.................................  None                     0.25%
  Miscellaneous Expenses....................................  0.07%                    0.07%
                                                              ----                 --------
                                                                           0.07%                   0.32%
                                                                      ---------                --------
Total Annual Fund Operating Expenses*.......................               0.32%                   0.57%
                                                                      =========                ========
-------------------



  * UBS Financial Services Inc. has agreed to reimburse fund expenses through February 29, 2004, so that the effective total fund operating expenses during that period will be 0.29% for Institutional shares and 0.54% for Financial Intermediary shares. UBS Financial Services Inc. may terminate this voluntary expense reimbursement at any time.

EXAMPLE



This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.



This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Institutional shares........................................     $33       $103       $180        $406
Financial Intermediary shares...............................      58        183        318         714


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



More About Risks and Investment Strategies



PRINCIPAL RISKS



The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the "Investment Objective, Strategies and Risks" heading for that fund.



Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.



CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.



INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.



FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.



ADDITIONAL RISK



STRUCTURED SECURITY RISK. The Select Money Market Fund and LIR Money Market Fund may each purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss.



ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES



Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.



UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.



Each fund may invest to a limited extent in shares of similar money market funds that, in the case of Government Securities Fund and Treasury Securities Fund, have like tax characteristics.



Select Money Market Fund, LIR Money Market Fund and Government Securities Fund will maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the funds will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if a fund were not rated.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

Institutional Money Market Funds
------------------------------------------------------------------------



Managing Your Fund Account



The following pages tell you how to buy, sell and exchange shares of each fund.



If you are buying fund shares directly or through financial intermediaries, you should refer to the following sections regarding buying, selling or exchanging fund shares in most cases. IF YOU ARE BUYING SHARES THROUGH UBS FINANCIAL SERVICES INC.'S CONSOLIDATED ORDER ENTRY SYSTEM, YOU SHOULD DIRECT YOUR REQUEST TO YOUR FINANCIAL ADVISOR AND REFER TO THE SECTIONS BELOW BEGINNING "UBS FINANCIAL SERVICES INC.: COE ACCOUNTS."



BUYING SHARES



The funds accept the settlement of purchase orders only in available federal funds. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus may be made immediately available to a fund through its custodian.



SELECT MONEY MARKET FUND, LIR MONEY MARKET FUND AND TREASURY SECURITIES FUND. These funds offer two separate classes of shares--Institutional shares and Financial Intermediary shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or managed for others.



- You may purchase Institutional shares if you are an institutional investor. UBS Global AM, the principal underwriter of each fund, may, in its discretion, make Institutional shares available to individuals or other entities.



- You may purchase Financial Intermediary shares only if you are a financial intermediary (E.G., a bank, trust company, broker or investment advisor) buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees (paid by the fund) at the annual rate of 0.25% of average net assets attributable to Financial Intermediary shares for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.



Unless you specify otherwise, the funds will treat all purchase orders as orders for Institutional shares.



GOVERNMENT SECURITIES FUND. The fund offers two separate classes of shares--Institutional shares and Select shares--as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.



- UBS Global AM, the principal underwriter of the fund, may, in its discretion, make shares available to individuals or other entities.



- Institutional shares bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets attributable to Institutional shares for services provided to the owners of Institutional shares.



- Generally, you may purchase Select shares only if you make an initial investment of $10 million or more.



ALL FUNDS. If you buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds, each such financial intermediary is then responsible for sending the order to the transfer agent. You may also


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



buy fund shares directly by calling the funds' transfer agent, PFPC Inc., at 1-888-547 FUND and speaking to a representative.



You will need to complete an account application in connection with your initial purchase (unless you are buying Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund or Treasury Securities Fund through someone else). You can get a copy of the application from UBS Global AM or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.



You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the funds' custodian, the funds' transfer agent and UBS Global AM are all open for business.



Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select Money Market Fund and LIR Money Market Fund also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).



The funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this when the primary government securities dealers are either closed for business or close early, or when trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.



The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. UBS Global AM may return without notice money wired to a fund where the investor fails to place a corresponding share purchase order.



WIRE INSTRUCTIONS:



Instruct your bank to transfer federal funds by wire to:



    To:  PNC Bank
        Philadelphia, PA
        ABA #0310-0005-3
    BNF: Mutual Fund Services A/C 8614973575
    RE:  Purchase shares of (insert name of fund)
    FFC: (Name of Account and Account Number)


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

Institutional Money Market Funds
------------------------------------------------------------------------



A financial intermediary or your bank may impose a service charge for wire transfers.



MINIMUM INVESTMENTS



The following minimum investment levels apply to initial purchases, including those made through an exchange of shares. UBS Global AM may waive these minimums. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.



SELECT MONEY MARKET FUND:



  To open an account..............................  $10,000,000



If your account balance in Select Money Market Fund has fallen below $10,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $10,000,000 after that purchase.



LIR MONEY MARKET FUND:



  To open an account..............................  $1,000,000



If you are thinking about investing $10,000,000 or more in the LIR Money Market Fund, you should consider investing in Select Money Market Fund instead. Select Money Market Fund has lower expenses and may have a higher yield than the LIR Money Market Fund.



GOVERNMENT SECURITIES FUND:



Institutional Shares:
  To open an account..............................  $1,000,000
Select Shares:
  To open an account..............................  $10,000,000



Investors purchasing $10,000,000 or more of Institutional shares of Government Securities Fund should consider whether Select shares of the fund are more appropriate. Select shares have lower expenses and may have a higher yield than Institutional shares.



TREASURY SECURITIES FUND:



  To open an account..............................  $250,000



Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund or Treasury Securities Fund through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary or directly from UBS Global AM.



ELECTRONIC TRADE ENTRY



The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. For more information about this option, contact your investment professional at your financial intermediary or contact the transfer agent at 1-888-547 FUND.



SELLING SHARES



You may sell your shares through financial intermediaries that are authorized to accept redemption requests. Each financial intermediary is then responsible for sending the order to the transfer agent. You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.



Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select Money Market Fund and LIR Money Market Fund


--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after 2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).



As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).



Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.



If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.



The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application, with a signature guarantee or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.



You may sell Financial Intermediary shares of the Select Money Market Fund, LIR Money Market Fund or Treasury Securities Fund only if you are a bank or other financial intermediary selling the shares for the benefit of your customers.



If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.



EXCHANGING SHARES



You may exchange Institutional shares of a fund or Select shares of the Government Securities Fund for Institutional shares of any other fund. You also may exchange Institutional shares of a fund for Select shares of the Government Securities Fund, provided that you satisfy the $10,000,000 minimum investment requirement.



In addition, you may exchange Financial Intermediary shares of one fund for Financial Intermediary shares of another fund offering them if the other fund is available through your financial intermediary.



The minimums noted above in "Buying Shares" also apply to initial purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.



Exchange orders for each fund are accepted up until 2:30 p.m. (Eastern time) ("exchange order deadline"). Exchange orders received after that time


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

Institutional Money Market Funds
------------------------------------------------------------------------



will not be effected, and you or your financial intermediary will have to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.



You can place an exchange order through a financial intermediary, who is then responsible for sending the order to the transfer agent. You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.



Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.



The funds may modify or terminate the exchange privilege at any time.



If the total investment in your Select Money Market Fund account has been less than $10,000,000 for 30 consecutive days, the fund reserves the right to exchange your shares for shares of LIR Money Market Fund unless you elected in your account application to have the shares sold and the proceeds paid to you in federal funds wired to your designated account. The LIR Money Market Fund has higher expenses and may have a lower yield than the Select Money Market Fund.



ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT



You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.



FINANCIAL INTERMEDIARY SHARES OF SELECT MONEY MARKET FUND, LIR MONEY MARKET FUND AND TREASURY SECURITIES FUND. Financial intermediaries purchasing or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their accounts. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares of the funds by the amount of the fees paid by the funds for shareholder services. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.



GOVERNMENT SECURITIES FUND. The dividends payable to the owners of Institutional shares of Government Securities Fund will be lower than those dividends payable on Select shares by the amount of the fees paid by the fund for shareholder services provided by the financial intermediary. A customer should consider the terms of his or her account with a financial intermediary before purchasing shares.



A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.



UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available


--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



to others. The amount of these fees will be negotiated between UBS Global AM and the entity.



If you currently have an account at UBS Financial Services Inc. and prefer the features of a Consolidated Order Entry ("COE") account as described below, ask your Financial Advisor to help you to open a COE account. You will need to redeem your shares in your non-COE account and to transfer the proceeds to a new COE account.



UBS FINANCIAL SERVICES INC.: COE ACCOUNTS



Initial purchases made through UBS Financial Services Inc. will automatically result in your account being established as a "consolidated order entry system" account ("COE account") unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. COE accounts have certain benefits but do not have certain features available to other accounts.



If you have a COE account, you should direct all your requests to your Financial Advisor, and you must place your order directly with your Financial Advisor.



BUYING SHARES



When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.



SELECT MONEY MARKET FUND, LIR MONEY MARKET FUND AND TREASURY SECURITIES FUND. Institutional shares are available to COE accounts as an economical and convenient means to invest short-term funds.



GOVERNMENT SECURITIES FUND. The fund offers two separate classes of shares--Institutional shares and Select shares--as an economical and convenient means to invest short-term funds. Institutional shares of Government Securities Fund bear special fees (paid by the fund) at the annual rate of 0.10% of average daily net assets for services that financial intermediaries provide. Generally, you may purchase Select shares only if you make an initial investment of $10 million or more.



Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the funds' custodian, the funds' transfer agent and UBS Global AM are all open for business.



Orders to buy shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select Money Market Fund and LIR Money Market Fund also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).



The funds reserve the right to advance the time by which orders to buy and sell their shares must be received by the transfer agent. A fund may do this


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

Institutional Money Market Funds
------------------------------------------------------------------------



when the primary government securities dealers are either closed for business or close early, or when trading in money market instruments is limited due to national holidays. For example, a fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the New York Stock Exchange ("NYSE") closes early because trading has been halted for the day or The Bond Market Association ("BMA") recommends that the securities markets close early. Frequently, markets close on the afternoon of a business day prior to a national holiday. Of course, if a fund's usual deadline for receipt by the transfer agent of orders to buy or sell its shares is earlier than the time at which markets close, the fund expects to follow its normal schedule. Investors may call toll-free 1-888-547 FUND to inquire whether a fund intends to close early on a given day.



The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares.



MINIMUM INVESTMENTS



The following minimum investment levels apply to initial purchases, including those made through an exchange of shares. UBS Global AM may waive these minimums. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.



SELECT MONEY MARKET FUND:



  To open an account..............................  $10,000,000



If your account balance in Select Money Market Fund has fallen below $10,000,000, UBS Global AM reserves the right to reject your purchase order to add to the account unless the account balance will be at least $10,000,000 after that purchase.



LIR MONEY MARKET FUND:



  To open an account..............................  $1,000,000



If you are thinking about investing $10,000,000 or more in the LIR Money Market Fund, you should consider investing in Select Money Market Fund instead. Select Money Market Fund has lower expenses and may have a higher yield than the LIR Money Market Fund.



GOVERNMENT SECURITIES FUND:



Institutional Shares:
  To open an account..............................  $1,000,000
Select Shares:
  To open an account..............................  $10,000,000



Investors purchasing $10,000,000 or more of Institutional shares of Government Securities Fund should consider whether Select shares of the fund are more appropriate. Select shares have lower expenses and may have a higher yield than Institutional shares.



TREASURY SECURITIES FUND:



  To open an account..............................  $1,000,000



(Although the fund's minimum investment requirement generally is $250,000, UBS Financial Services Inc. is imposing a higher minimum for purchases through COE accounts as of the date of this prospectus.)



SELLING SHARES



You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.



Orders to sell shares received before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Select


--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



Money Market Fund and LIR Money Market Fund also normally accept orders later in the day. For Select Money Market Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). For LIR Money Market Fund, orders received after
2:30 p.m. (Eastern time) and before 4:30 p.m. (Eastern time) will normally be executed as of 4:30 p.m. (Eastern time).



As noted above under "Buying Shares," the funds may advance the time for the transfer agent's receipt of orders to sell shares (E.G., days on which securities markets close early prior to a national holiday).



Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to your account.



If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.



If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.



EXCHANGING SHARES



You must place your exchange order directly with your Financial Advisor, who is then responsible for sending the order to the transfer agent.



You may exchange Institutional shares of a fund or Select shares of the Government Securities Fund for Institutional shares of any other fund. You also may exchange Institutional shares of a fund for Select shares of the Government Securities Fund, provided that you satisfy the $10,000,000 minimum investment requirement.



The minimums noted above in "Buying Shares" also apply to initial purchases made through an exchange of shares, although UBS Global AM reserves the right to waive these minimums. All exchanges are based on the next determined net asset value per share.



Exchange orders for each fund are accepted up until 2:30 p.m. (Eastern time) ("exchange order deadline"). Exchange orders received after that time will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before that time on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.



Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.



The funds may modify or terminate the exchange privilege at any time.



If the total investment in your Select Money Market Fund account has been less than $10,000,000 for 30 consecutive days, the fund reserves the right to exchange your shares for shares of LIR Money Market Fund. The LIR Money Market Fund has higher


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

Institutional Money Market Funds
------------------------------------------------------------------------



expenses and may have a lower yield than the Select Money Market Fund.



ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT



You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.



UBS Global AM (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM and the entity.



If you currently have a COE account and prefer the features of a non-COE account as described above, ask your Financial Advisor to help you to open a non-COE account. You will need to redeem your shares in the COE account and to transfer the proceeds to a new non-COE account. You need to complete an account application when establishing a non-COE account.



PRICING AND VALUATION



The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.



The net asset value per share for the Government Securities Fund and Treasury Securities Fund is normally determined two times each business day as follows:



- noon (Eastern time) and



- 2:30 p.m. (Eastern time).



The net asset value per share for the LIR Money Market Fund and Select Money Market Fund is normally determined three times each business day as follows:



- noon (Eastern time) for both funds;



- 2:30 p.m. (Eastern time) for both funds;



- 4:30 p.m. (Eastern time) for LIR Money Market Fund; and



- 5:00 p.m. (Eastern time) for Select Money Market Fund.



Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.



On any day that the fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying Shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more than once each business day.


--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



Management



ADVISORY ARRANGEMENTS



LIR MONEY MARKET FUND, GOVERNMENT SECURITIES FUND AND TREASURY SECURITIES
FUND. UBS Financial Services Inc. is the investment advisor and administrator of these funds, and UBS Global Asset Management (US) Inc. ("UBS Global AM") is the sub-advisor, sub-administrator and principal underwriter.



SELECT MONEY MARKET FUND. UBS Global AM is the fund's investment advisor, administrator and principal underwriter.



UBS Financial Services Inc. is a Delaware corporation located at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York, 10019-6114. UBS Financial Services Inc. and UBS Global AM are investment advisors registered with the U.S. Securities and Exchange Commission. UBS Financial Services Inc. and UBS Global AM are indirect, wholly owned subsidiaries of UBS AG ("UBS"). As of June 30, 2003, UBS Global AM had approximately $70.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $415.2 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.



ADVISORY FEES



LIR MONEY MARKET FUND, TREASURY SECURITIES FUND AND GOVERNMENT SECURITIES FUND. Each of these funds paid advisory and administration fees to UBS Financial Services Inc. for the most recent fiscal year ended April 30, 2003 at the contractual annual rate of 0.25% of average daily net assets. Expense reimbursement arrangements lowered the annual fund operating expenses of each fund.



SELECT MONEY MARKET FUND. UBS Global AM's contract fee for the management services it provides to Select Money Market Fund is at the annual rate of 0.18% of the fund's average daily net assets. During the fiscal year ended April 30, 2003, UBS Global AM waived part of this fee so that the fund paid management fees to UBS Global AM at the effective annual rate of 0.17% of its average daily net assets.



In exchange for this fee, UBS Global AM has agreed to bear all of the expenses of the Select Money Market Fund other than the fund's management fees, shareholder service fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the fund's independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of the fund's average net assets.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

Institutional Money Market Funds
------------------------------------------------------------------------



Dividends and Taxes



DIVIDENDS



Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.



Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.



Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.



Dividends on Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund and Treasury Securities Fund are expected to be lower than dividends on Institutional shares of the same funds because of the higher expenses borne by Financial Intermediary shares. Similarly, dividends on Institutional shares of the Government Securities Fund are expected to be lower than dividends on Select shares of that fund because of the higher expenses borne by Institutional shares.



You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).



TAXES



The dividends that you receive from each fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.



Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401K plan, dividends on your shares generally will not be subject to tax.



Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.



Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.


--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



The following financial highlights tables are intended to help you understand the financial performance for Select Money Market Fund, since it commenced operations on August 10, 1998, and for the past five years for LIR Money Market Fund, Government Securities Fund, and Treasury Securities Fund. Financial Intermediary shares were not outstanding during the fiscal year ended April 30, 2003, for Treasury Securities Fund, and were outstanding for only limited periods of time prior to January 14, 1998, for LIR Money Market Fund. Select shares of the Government Securities Fund were outstanding for only limited periods of time prior to May 23, 2001.



Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions).



The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with each fund's financial statements, is included in each fund's Annual Report to Shareholders. The annual reports may be obtained without charge by calling 1-888-547 FUND.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                             UBS SELECT MONEY MARKET FUND
                                          -------------------------------------------------------------------
                                                       INSTITUTIONAL SHARES                 FOR THE PERIOD
                                                  FOR THE YEARS ENDED APRIL 30,            AUGUST 10, 1998+
                                          ----------------------------------------------     TO APRIL 30,
                                             2003        2002        2001        2000            1999
                                          ----------  ----------  ----------  ----------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $     1.00  $     1.00  $     1.00  $     1.00      $     1.00
                                          ----------  ----------  ----------  ----------      ----------
Net investment income...................       0.015       0.029       0.062       0.054           0.037
                                          ----------  ----------  ----------  ----------      ----------
Dividends from net investment income....      (0.015)     (0.029)     (0.062)     (0.054)         (0.037)
Distributions from net realized gains
  from investment transactions..........       0.000@         --          --          --              --
                                          ----------  ----------  ----------  ----------      ----------
Total dividends and distributions to
  shareholders..........................      (0.015)     (0.029)     (0.062)     (0.054)         (0.037)
                                          ----------  ----------  ----------  ----------      ----------
NET ASSET VALUE, END OF PERIOD..........  $     1.00  $     1.00  $     1.00  $     1.00      $     1.00
                                          ==========  ==========  ==========  ==========      ==========
TOTAL INVESTMENT RETURN(1)..............        1.56%       2.96%       6.37%       5.54%           3.81%
                                          ==========  ==========  ==========  ==========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......  $6,335,525  $7,795,414  $3,385,770  $2,290,822      $1,322,807
Expenses to average net assets, net of
  waivers from advisor..................        0.17%       0.16%       0.15%       0.14%           0.07%*
Expenses to average net assets, before
  waivers from advisor..................        0.18%       0.18%       0.18%       0.18%           0.18%*
Net investment income to average net
  assets, net of waivers from advisor...        1.54%       2.70%       6.11%       5.48%           5.06%*
Net investment income to average net
  assets, before waivers from advisor...        1.53%       2.68%       6.08%       5.44%           4.95%*


-------------------


  @  Amount is less than $0.0005 per share.
  +  Issuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.



--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                 UBS SELECT MONEY MARKET FUND
                                          -------------------------------------------
                                               FINANCIAL INTERMEDIARY SHARES(2)
                                          -------------------------------------------
                                             FOR THE PERIOD        FOR THE PERIOD
                                           NOVEMBER 4, 1999++    DECEMBER 29, 1998+
                                              TO MARCH 6,          TO FEBRUARY 9,
                                                  2000                  1999
                                          --------------------  ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD....        $  1.00                $  1.00
                                                -------                -------
Net investment income...................          0.018                  0.006
                                                -------                -------
Dividends from net investment income....         (0.018)                (0.006)
Distributions from net realized gains
  from investment transactions..........             --                     --
                                                -------                -------
Total dividends and distributions to
  shareholders..........................         (0.018)                (0.006)
                                                -------                -------
NET ASSET VALUE, END OF PERIOD..........        $  1.00                $  1.00
                                                =======                =======
TOTAL INVESTMENT RETURN(1)..............           1.84%                  0.57%
                                                =======                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......        $    --                $    --
Expenses to average net assets, net of
  waivers from advisor..................           0.40%*                 0.32%*
Expenses to average net assets, before
  waivers from advisor..................           0.43%*                 0.43%*
Net investment income to average net
  assets, net of waivers from advisor...           5.11%*                 4.81%*
Net investment income to average net
  assets, before waivers from advisor...           5.08%*                 4.70%*


-------------------


  +  Issuance of shares.
 ++  Reissuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(2)  From February 10, 1999 to November 3, 1999 and from March 7, 2000 to
     April 30, 2003, there were no Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at $1.00 per share.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



Selected data for a share of beneficial interest outstanding throughout each year is presented below:



                                                          UBS LIR MONEY MARKET FUND
                                          ----------------------------------------------------------
                                                             INSTITUTIONAL SHARES
                                                        FOR THE YEARS ENDED APRIL 30,
                                          ----------------------------------------------------------
                                             2003        2002        2001        2000        1999
                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF YEAR......  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ----------  ----------  ----------  ----------  ----------
Net investment income...................       0.014       0.028       0.061       0.053       0.051
Dividends from net investment income....      (0.014)     (0.028)     (0.061)     (0.053)     (0.051)
                                          ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF YEAR............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ==========  ==========  ==========  ==========  ==========
TOTAL INVESTMENT RETURN(1)..............        1.42%       2.87%       6.25%       5.40%       5.22%
                                          ==========  ==========  ==========  ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $1,818,943  $2,327,952  $2,513,344  $1,836,114  $2,036,379
Expenses to average net assets, net of
  reimbursements from advisor...........        0.28%       0.28%       0.28%       0.28%       0.26%
Expenses to average net assets, before
  reimbursements from advisor...........        0.32%       0.30%       0.31%       0.30%       0.31%
Net investment income to average net
  assets, net of reimbursements from
  advisor...............................        1.41%       2.81%       6.04%       5.26%       5.07%
Net investment income to average net
  assets, before reimbursements from
  advisor...............................        1.37%       2.79%       6.01%       5.24%       5.02%


-------------------


(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.


--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



Selected data for a share of beneficial interest outstanding throughout each year is presented below:



                                                   UBS LIR MONEY MARKET FUND
                                          -------------------------------------------
                                                 FINANCIAL INTERMEDIARY SHARES
                                                 FOR THE YEARS ENDED APRIL 30,
                                          -------------------------------------------
                                           2003     2002     2001     2000     1999
                                          -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF YEAR......  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                          -------  -------  -------  -------  -------
Net investment income...................    0.012    0.026    0.058    0.050    0.048
Dividends from net investment income....   (0.012)  (0.026)  (0.058)  (0.050)  (0.048)
                                          -------  -------  -------  -------  -------
NET ASSET VALUE, END OF YEAR............  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                          =======  =======  =======  =======  =======
TOTAL INVESTMENT RETURN(1)..............     1.17%    2.62%    5.99%    5.14%    4.96%
                                          =======  =======  =======  =======  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $58,042  $82,985  $51,534  $64,634  $12,002
Expenses to average net assets, net of
  reimbursements from advisor...........     0.53%    0.53%    0.53%    0.53%    0.51%
Expenses to average net assets, before
  reimbursements from advisor...........     0.57%    0.54%    0.56%    0.55%    0.56%
Net investment income to average net
  assets, net of reimbursements from
  advisor...............................     1.16%    2.46%    5.74%    5.05%    4.82%
Net investment income to average net
  assets, before reimbursements from
  advisor...............................     1.12%    2.45%    5.71%    5.03%    4.77%


-------------------


(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



Selected data for a share of beneficial interest outstanding throughout each year is presented below:



                                                 UBS LIR GOVERNMENT SECURITIES FUND
                                          ------------------------------------------------
                                                        INSTITUTIONAL SHARES
                                                   FOR THE YEARS ENDED APRIL 30,
                                          ------------------------------------------------
                                            2003      2002      2001      2000      1999
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          --------  --------  --------  --------  --------
Net investment income...................     0.013     0.026     0.059     0.051     0.049
Dividends from net investment income....    (0.013)   (0.026)   (0.059)   (0.051)   (0.049)
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR............  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          ========  ========  ========  ========  ========
TOTAL INVESTMENT RETURN(1)..............      1.27%     2.65%     6.02%     5.22%     5.04%
                                          ========  ========  ========  ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $151,490  $173,626  $260,164  $121,897  $138,783
Expenses to average net assets, net of
  fee waivers/reimbursements from
  advisor...............................      0.29%     0.29%     0.29%     0.29%     0.28%
Expenses to average net assets, before
  fee waivers/reimbursements from
  advisor...............................      0.47%     0.46%     0.38%     0.33%     0.33%
Net investment income to average net
  assets, net of fee
  waivers/reimbursements from advisor...      1.26%     2.70%     5.68%     5.10%     4.90%
Net investment income to average net
  assets, before fee
  waivers/reimbursements from advisor...      1.08%     2.53%     5.59%     5.06%     4.85%


-------------------


(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.


--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                            UBS LIR GOVERNMENT SECURITIES FUND
                                          ---------------------------------------
                                                       SELECT SHARES
                                          ---------------------------------------
                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED   MAY 23, 2001+ TO
                                              APRIL 30,            APRIL 30,
                                                 2003                2002
                                          ------------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD....       $  1.00              $  1.00
                                               -------              -------
Net investment income...................         0.014                0.024
Dividends from net investment income....        (0.014)              (0.024)
                                               -------              -------
NET ASSET VALUE, END OF PERIOD..........       $  1.00              $  1.00
                                               =======              =======
TOTAL INVESTMENT RETURN(1)..............          1.37%                2.38%
                                               =======              =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......       $83,087              $54,288
Expenses to average net assets, net of
  fee waivers/reimbursements from
  advisor...............................          0.19%                0.19%*
Expenses to average net assets, before
  fee waivers/reimbursements from
  advisor...............................          0.37%                0.36%*
Net investment income to average net
  assets, net of fee waivers/
  reimbursements from advisor...........          1.36%                2.17%*
Net investment income to average net
  assets, before fee waivers/
  reimbursements from advisor...........          1.18%                2.00%*


-------------------


  +  Commencement of issuance.
  *  Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

Institutional Money Market Funds
------------------------------------------------------------------------



Financial Highlights



Selected data for a share of beneficial interest outstanding throughout each year is presented below:



                                                  UBS LIR TREASURY SECURITIES FUND
                                          ------------------------------------------------
                                                       INSTITUTIONAL SHARES*
                                                   FOR THE YEARS ENDED APRIL 30,
                                          ------------------------------------------------
                                            2003      2002      2001      2000      1999
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR......  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          --------  --------  --------  --------  --------
Net investment income...................     0.013     0.025     0.054     0.049     0.046
                                          --------  --------  --------  --------  --------
Dividends from net investment income....    (0.013)   (0.025)   (0.054)   (0.047)   (0.046)
Distributions from net realized gains
  from investment transactions..........        --        --        --    (0.002)       --
Total dividends and distributions to
  shareholders..........................  $ (0.013) $ (0.025) $ (0.054) $ (0.049) $ (0.046)
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, END OF YEAR............  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          ========  ========  ========  ========  ========
TOTAL INVESTMENT RETURN(1)..............      1.29%     2.56%     5.55%     4.97%     4.68%
                                          ========  ========  ========  ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's).........  $328,601  $433,274  $167,390  $118,525  $179,227
Expenses to average net assets, net of
  reimbursements from advisor...........      0.29%     0.29%     0.29%     0.29%     0.28%
Expenses to average net assets, before
  reimbursements from advisor...........      0.32%     0.35%     0.36%     0.35%     0.33%
Net investment income to average net
  assets, net of reimbursements from
  advisor...............................      1.28%     2.29%     5.36%     4.61%     4.57%
Net investment income to average net
  assets, before reimbursements from
  advisor...............................      1.25%     2.23%     5.29%     4.55%     4.52%


-------------------


  * UBS LIR Treasury Securities Fund did not have Financial Intermediary shares outstanding during the years indicated. Yields for Financial Intermediary shares would be approximately 0.25% lower than yields for Institutional shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.



--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

TICKER SYMBOL: Institutional Shares--


    UBS Select Money Market Fund                                           SELXX


    UBS LIR Money Market Fund                                              LIRXX


    UBS LIR Government Securities Fund  LIGXX


    UBS LIR Treasury Securities Fund                                       LISXX



If you want more information about a fund, the following documents are available free upon request:



ANNUAL/SEMI-ANNUAL REPORTS



Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders.



STATEMENT OF ADDITIONAL INFORMATION (SAI)



The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.



You may discuss your questions about a fund by contacting your investment professional at your financial intermediary. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-888-547 FUND.



You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about a fund:



- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or



- Free from the EDGAR database on the SEC's Internet website at: http://www.sec.gov.


[GRAPHIC]
Institutional Money Market Funds


UBS Select Money Market Fund


UBS LIR Money Market Fund


UBS LIR Government Securities Fund


UBS LIR Treasury Securities Fund


Prospectus


UBS Money Series
--UBS Select Money Market Fund
Investment Company Act File No. 811-8767



Liquid Institutional Reserves
--UBS LIR Money Market Fund
--UBS LIR Government Securities Fund
--UBS LIR Treasury Securities Fund
Investment Company Act File No. 811-06281



-C-2003 UBS Global Asset Management (US) Inc.
All rights reserved.



    August 29, 2003

                             UBS CASH RESERVES FUND
                             UBS LIQUID ASSETS FUND
                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

    UBS Cash Reserves Fund ("Cash Reserves Fund") and UBS Liquid Assets Fund ("Liquid Assets Fund") are diversified series of UBS Money Series ("Trust"), a professionally managed open-end investment company.

    UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, serves as the funds' investment advisor, administrator and principal underwriter.

    Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-800-647 1568.


    This SAI is not a Prospectus and should be read only in conjunction with the current Prospectus of the relevant fund(s), dated August 29, 2003. A copy of a fund's Prospectus may be obtained by calling your Financial Advisor or by calling the fund toll-free at 1-800-647 1568. The Prospectus for each fund contains more complete information about that fund. You should read it carefully before investing.



    This SAI is dated August 29, 2003.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
The Funds and Their Investment Policies.....................      2
The Funds' Investments, Related Risks and Limitations.......      2
Organization of the Trust; Trustees and Officers; Principal
  Holders and Management Ownership of Securities............      9
Investment Advisory, Administration and Principal
  Underwriting Arrangements.................................     16
Portfolio Transactions......................................     18
Additional Purchase and Redemption Information; Financial
  Institutions..............................................     19
Valuation of Shares.........................................     20
Performance Information.....................................     21
Taxes.......................................................     22
Other Information...........................................     23
Financial Statements........................................     24

                    THE FUNDS AND THEIR INVESTMENT POLICIES

    Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of a fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.


    Each fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The funds invest in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include (1) US and foreign government securities,
(2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.



    The funds may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. Each fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.



    The funds may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by UBS Global AM to be of comparable quality.



    Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. See "The Funds' Investments, Related Risks and Limitations -- Investment Limitations of the Funds" for more information regarding borrowing. The funds may purchase only US dollar denominated obligations of non-US issuers.


    Each fund may invest up to 10% of its net assets in illiquid securities. The funds may purchase securities on a when-issued or delayed delivery basis. Each fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Each fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. Each fund may invest in the securities of other investment companies.

             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

    The following supplements the information contained in the Prospectuses and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectuses or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

    YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS. The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

    Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.


    US GOVERNMENT SECURITIES. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.



    US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.


    COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. A fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

    ASSET-BACKED SECURITIES. Each fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."


    VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Each fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, a fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."



    Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.


    AUCTION RATE AND REMARKETED PREFERRED STOCK. The funds may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

    The funds' investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Funds' Investments, Related Risks and Limitations -- Investments in Other Investment Companies."

    VARIABLE AMOUNT MASTER DEMAND NOTES. Each fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between a fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by a fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.


    INVESTING IN FOREIGN SECURITIES. Each fund's investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as US issuers. A fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulations.


    CREDIT AND LIQUIDITY ENHANCEMENTS. Each fund may invest in securities that have credit or liquidity enhancements or a fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when a fund wishes to do so.

    ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able readily to liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

    Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.


    Not all restricted securities are illiquid. A large institutional market has developed for many US and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


    Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

    The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security,
(2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

    UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

    REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


    Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.



    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.


    Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and a fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See also "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

    COUNTERPARTIES. Each fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the funds do business.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

    A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

    INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds and certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that
(1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations -- Auction Rate and Remarketed Preferred Stock."

    LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. A fund will retain authority to terminate any of its loans at any time. A fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. A fund will regain ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.



    Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS Securities LLC ("UBS Securities"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities has acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending program.


    SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

INVESTMENT LIMITATIONS OF THE FUNDS

    FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

    Each fund will not:


    (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.


    The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


    (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.



    The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.


    (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    The following interpretation applies to, but is not a part of, this fundamental restriction: the funds' investments in master notes and similar instruments will not be considered to be the making of a loan.

    (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

    Each fund will not:

    (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

    (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

    (5) invest more than 10% of its net assets in illiquid securities.

               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    The Trust was organized on April 29, 1998, as a statutory trust under the laws of Delaware and currently has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest of existing or future series, par value $0.001 per share.



    The Trust is governed by a board of trustees, which oversees the funds' operations and which is authorized to establish additional series. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show, for each trustee (sometimes referred to as "board member") and executive officer, his or her name, address and age, the position held with the funds, the length of time served as a trustee or officer of the funds, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.


INTERESTED TRUSTEES


                                              TERM OF
                                              OFFICE
                                                AND           PRINCIPAL
                              POSITION(S)    LENGTH OF      OCCUPATION(S)     NUMBER OF PORTFOLIOS
                               HELD WITH       TIME          DURING PAST        IN FUND COMPLEX     OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        TRUST        SERVED+          5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
   ----------------------     -----------    ---------      -------------     --------------------  -------------------
Margo N. Alexander*++; 56       Trustee        Since     Mrs. Alexander is    Mrs. Alexander is a
                                               1998      retired. She was an  director or trustee
                                                         executive vice       of 19 investment
                                                         president of UBS     companies
                                                         Financial Services   (consisting of 40
                                                         Inc. (March 1984 to  portfolios) for
                                                         December 2002). She  which UBS Global AM
                                                         was chief execu-     or one of its
                                                         tive officer (from   affiliates serves as
                                                         January 1995 to      investment advisor,
                                                         October 2000), a     sub-advisor or man-
                                                         director (from       ager.
                                                         January 1995 to
                                                         September 2001) and
                                                         chairman (from
                                                         March 1999 to
                                                         September 2001) of
                                                         UBS Global AM.
Brian M. Storms*++, 48        Trustee and      Since     Mr. Storms is chief  Mr. Storms is a
                              Chairman of      2003      executive officer    director or trustee
                              the Board of               of UBS Global Asset  of 23 investment
                                Trustees                 Management - Ameri-  companies
                                                         cas region (since    (consisting of 83
                                                         July 2002).          portfolios) for
                                                         Mr. Storms was       which UBS Global AM
                                                         chief executive      or one of its
                                                         officer, president   affiliates serves as
                                                         and/ or chief        investment advisor,
                                                         operating officer    sub-advisor or man-
                                                         of UBS Global AM     ager.
                                                         and certain affili-
                                                         ated asset manage-
                                                         ment companies from
                                                         1999 to July 2002.
                                                         He was president of
                                                         Prudential
                                                         Investments
                                                         (1996-1999).

INDEPENDENT TRUSTEES


                                             TERM OF
                                             OFFICE
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)      NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST        FUND COMPLEX OVERSEEN   OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        TRUST       SERVED+          5 YEARS               BY TRUSTEE           HELD BY TRUSTEE
   ----------------------     -----------   ---------      -------------      -----------------------  -------------------
Richard Q. Armstrong; 68        Trustee       Since     Mr. Armstrong is      Mr. Armstrong is a       Mr. Armstrong is
R.Q.A. Enterprises                            1998      chairman and princi-  director or trustee of   also a director of
One Old Church Road--                                   pal of R.Q.A. Enter-  19 investment compa-     AlFresh Beverages
Unit #6                                                 prises (management    nies (consisting of 40   Canada, Inc. (a
Greenwich, CT 06830                                     consulting firm)      portfolios) for which    Canadian beverage
                                                        (since April 1991     UBS Global AM or one of  subsidiary of
                                                        and principal         its affiliates serves    AlFresh Foods Inc.).
                                                        occupation since      as investment advisor,
                                                        March 1995).          sub-advisor or manager.
David J. Beaubien; 68           Trustee       Since     Mr. Beaubien is       Mr. Beaubien is a        Mr. Beaubien is also
101 Industrial Road                           2001      chairman of Yankee    director or trustee of   a director of IEC
Turners Falls, MA 01376                                 Environmental         19 investment compa-     Elec-
                                                        Systems, Inc., a      nies (consisting of 40   tronics, Inc., a
                                                        manufacturer of       portfolios) for which    manufacturer of
                                                        meteorological        UBS Global AM or one of  electronic
                                                        measuring systems     its affiliates serves    assemblies.
                                                        (since 1991).         as investment advisor,
                                                                              sub-advisor or manager.
Richard R. Burt; 56             Trustee       Since     Mr. Burt is chairman  Mr. Burt is a director   Mr. Burt is also a
1275 Pennsylvania Ave., N.W.                  1998      of Diligence LLC      or trustee of 19         director of
Washington, D.C. 20004                                  (international        investment companies     Hollinger
                                                        information and       (consisting of 40        International Inc.
                                                        security firm) and    portfolios) for which    (publishing),
                                                        IEP Advisors          UBS Global AM or one of  IGT, Inc. (provides
                                                        (international        its affiliates serves    technology to gaming
                                                        investments and con-  as investment advisor,   and wagering
                                                        sulting firm).        sub-advisor or manager.  industry) (since
                                                                                                       July 1999) and
                                                                                                       chairman of Weirton
                                                                                                       Steel Corp. (makes
                                                                                                       and finishes steel
                                                                                                       products) (since
                                                                                                       April 1996). He is
                                                                                                       also a director or
                                                                                                       trustee of funds in
                                                                                                       the Scudder Mutual
                                                                                                       Funds Family
                                                                                                       (consisting of 47
                                                                                                       portfolios).
Meyer Feldberg; 61              Trustee       Since     Mr. Feldberg is Dean  Dean Feldberg is a       Dean Feldberg is
Columbia University                           1998      and Professor of      director or trustee of   also a director of
101 Uris Hall                                           Management of the     33 investment compa-     Primedia Inc.
New York, New York 10027                                Graduate School of    nies (consisting of 54   (publishing), Fed-
                                                        Business, Columbia    portfolios) for which    erated Department
                                                        University.           UBS Global AM or one of  Stores, Inc.
                                                                              its affiliates serves    (operator of
                                                                              as investment advisor,   department stores),
                                                                              sub-advisor or manager.  Revlon, Inc.
                                                                                                       (cosmetics), Select
                                                                                                       Medical Inc.
                                                                                                       (healthcare ser-
                                                                                                       vices), and SAPPI,
                                                                                                       Ltd. (producer of
                                                                                                       paper).

                                             TERM OF
                                             OFFICE
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)      NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST        FUND COMPLEX OVERSEEN   OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        TRUST       SERVED+          5 YEARS               BY TRUSTEE           HELD BY TRUSTEE
   ----------------------     -----------   ---------      -------------      -----------------------  -------------------
Frederic V. Malek; 66           Trustee       Since     Mr. Malek is          Mr. Malek is a direc-    Mr. Malek is also a
1455 Pennsylvania                             1998      chairman of Thayer    tor or trustee of 19     director of Aegis
Avenue, N.W.                                            Capital Partners      investment companies     Communications, Inc.
Suite 350                                               (merchant bank) and   (consisting of 40 port-  (tele-services),
Washington, D.C. 20004                                  chairman of Thayer    folios) for which        American Management
                                                        Hotel Inves-          UBS Global AM or one of  Systems, Inc.
                                                        tors III, Thayer      its affiliates serves    (management
                                                        Hotel Investors II    as investment advisor,   consulting and
                                                        and Lodging           sub-advisor or manager.  computer related
                                                        Opportunities Fund                             services), Automatic
                                                        (hotel investment                              Data
                                                        partnerships) (since                           Processing, Inc.
                                                        1992).                                         (computing
                                                                                                       services), CB
                                                                                                       Richard Ellis, Inc.
                                                                                                       (real estate
                                                                                                       services), Federal
                                                                                                       National Mortgage
                                                                                                       Association, FPL
                                                                                                       Group, Inc.
                                                                                                       (electric services),
                                                                                                       Manor Care, Inc.
                                                                                                       (health care), and
                                                                                                       Northwest Airlines
                                                                                                       Inc.
Carl W. Schafer; 67             Trustee       Since     Mr. Schafer is        Mr. Schafer is a direc-  Mr. Schafer is also
66 Witherspoon Street #1100                   1998      president of the      tor or trustee of 19     a
Princeton, NJ 08542                                     Atlantic Foundation   investment companies     director of LaborReady,
                                                        (charitable           (consisting of 40 port-  Inc. (temporary em-
                                                        foundation) (since    folios) for which        ployment), Roadway
                                                        1993).                UBS Global AM or one of  Corp. (trucking),
                                                                              its affiliates serves    Guardian Life Insur-
                                                                              as investment advisor,   ance Company Mutual
                                                                              sub-advisor or manager.  Funds (consisting of
                                                                                                       19 portfolios), the
                                                                                                       Harding, Loevner
                                                                                                       Funds (consisting of
                                                                                                       three portfolios),
                                                                                                       E.I.I. Realty
                                                                                                       Securities Trust
                                                                                                       (investment company)
                                                                                                       and Frontier Oil
                                                                                                       Corporation.
William D. White; 69            Trustee       Since     Mr. White is retired  Mr. White is a direc-    None
P.O. Box 199                                  2001      (since 1994).         tor or trustee of 19
Upper Black Eddy, PA 18972                                                    investment companies
                                                                              (consisting of 40 port-
                                                                              folios) for which
                                                                              UBS Global AM or one of
                                                                              its affiliates serves
                                                                              as investment advisor,
                                                                              sub-advisor or manager.


--------------------------


* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.



+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age.



++ Mrs. Alexander and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act by virtue of their current or prior positions with UBS Global AM and/or any of its affiliates.

OFFICERS


                                     POSITION(S)     TERM OF OFFICE                PRINCIPAL OCCUPATION(S)
                                    HELD WITH THE    AND LENGTH OF        DURING PAST 5 YEARS; NUMBER OF PORTFOLIOS
      NAME, ADDRESS, AND AGE            TRUST         TIME SERVED+    IN FUND COMPLEX FOR WHICH PERSON SERVES AS OFFICER
      ----------------------        -------------    --------------   --------------------------------------------------
Debbie Baggett*; 44                 Vice President    Since 1999      Ms. Baggett is a director and portfolio manager of
                                                                      UBS Global AM. Ms. Baggett is a vice president of
                                                                      four investment companies (consisting of nine
                                                                      portfolios) for which UBS Global AM or one of its
                                                                      affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Thomas Disbrow*; 37                 Vice President    Since 2000      Mr. Disbrow is a director and a senior manager of
                                    and Assistant                     the mutual fund finance department of UBS Global
                                      Treasurer                       AM. Prior to November 1999, he was a vice
                                                                      president of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                      a vice president and assistant treasurer of 19
                                                                      investment companies (consisting of 40 portfolios)
                                                                      for which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.
Amy R. Doberman*; 41                Vice President    Since 2000      Ms. Doberman is a managing director and general
                                    and Secretary                     counsel of UBS Global AM. From December 1997
                                                                      through July 2000, she was general counsel of
                                                                      Aeltus Investment Management, Inc. Ms. Doberman is
                                                                      vice president and assistant secretary of five
                                                                      investment companies (consisting of 44 portfolios)
                                                                      and vice president and secretary of 19 investment
                                                                      companies (consisting of 40 portfolios) for which
                                                                      UBS Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.
Kris L. Dorr*; 39                   Vice President    Since 1998      Ms. Dorr is a director and portfolio manager in
                                                                      the short-term strategies group of UBS Global AM.
                                                                      Ms. Dorr is vice president of one investment
                                                                      company (consisting of five portfolios) for which
                                                                      UBS Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.
Elbridge T. Gerry III*; 46          Vice President    Since 1999      Mr. Gerry is a managing director -- fixed income
                                                                      of UBS Global AM. Mr. Gerry is a vice president of
                                                                      six investment companies (consisting of 11
                                                                      portfolios) for which UBS Global AM or one of its
                                                                      affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
David M. Goldenberg*; 37            Vice President    Since 2002      Mr. Goldenberg is an executive director and deputy
                                    and Assistant                     general counsel of UBS Global AM. From 2000 to
                                      Secretary                       2002 he was director, legal affairs at Lazard
                                                                      Asset Management. Mr. Goldenberg served in various
                                                                      capacities, including most recently as global
                                                                      director of compliance at SSB Citi Asset
                                                                      Management Group from 1996 to 2000.
                                                                      Mr. Goldenberg is a vice president and secretary
                                                                      of five investment companies (consisting of 44
                                                                      portfolios) and a vice president and assistant
                                                                      secretary of 19 investment companies (consisting
                                                                      of 40 portfolios) for which UBS Global AM or one
                                                                      of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Kevin J. Mahoney*; 37               Vice President    Since 1999      Mr. Mahoney is a director and a senior manager of
                                    and Assistant                     the mutual fund finance department of UBS Global
                                      Treasurer                       AM. Prior to April 1999, he was the manager of the
                                                                      mutual fund internal control group of Salomon
                                                                      Smith Barney. Mr. Mahoney is a vice president and
                                                                      assistant treasurer of 19 investment companies
                                                                      (consisting of 40 portfolios) for which UBS Global
                                                                      AM or one of its affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

                                     POSITION(S)     TERM OF OFFICE                PRINCIPAL OCCUPATION(S)
                                    HELD WITH THE    AND LENGTH OF        DURING PAST 5 YEARS; NUMBER OF PORTFOLIOS
      NAME, ADDRESS, AND AGE            TRUST         TIME SERVED+    IN FUND COMPLEX FOR WHICH PERSON SERVES AS OFFICER
      ----------------------        -------------    --------------   --------------------------------------------------
Michael H. Markowitz**; 38          Vice President    Since 1998      Mr. Markowitz is an executive director, portfolio
                                                                      manager and head of US short duration fixed income
                                                                      of UBS Global AM. He is also an executive director
                                                                      and portfolio manager of UBS Global Asset
                                                                      Management (Americas) Inc., an affiliate of UBS
                                                                      Global AM. Mr. Markowitz is a vice president of
                                                                      five investment companies (consisting of 25
                                                                      portfolios) for which UBS Global AM or one of its
                                                                      affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Susan P. Ryan*; 43                  Vice President    Since 1999      Ms. Ryan is an executive director and a portfolio
                                                                      manager of UBS Global AM. Ms. Ryan is a vice
                                                                      president of five investment companies (consisting
                                                                      of 13 portfolios) for which UBS Global AM or one
                                                                      of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Robert Sabatino**; 29               Vice President    Since 2001      Mr. Sabatino is a director and a portfolio manager
                                                                      of UBS Global AM in the short duration fixed
                                                                      income group (since October 2000). From 1995 to
                                                                      2000 he was a portfolio manager at Merrill Lynch
                                                                      Investment Managers responsible for the management
                                                                      of several retail and institutional money market
                                                                      funds. Mr. Sabatino is a vice president of one
                                                                      investment company (consisting of five portfolios)
                                                                      for which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.
Paul H. Schubert*; 40               Vice President    Since 1998      Mr. Schubert is an executive director and head of
                                    and Treasurer                     the mutual fund finance department of UBS Global
                                                                      AM. Mr. Schubert is treasurer and principal
                                                                      accounting officer of three investment companies
                                                                      (consisting of 41 portfolios), a vice president
                                                                      and treasurer of 20 investment companies
                                                                      (consisting of 41 portfolios), and treasurer and
                                                                      chief financial officer of one investment company
                                                                      (consisting of two portfolios) for which UBS
                                                                      Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.
Joseph A. Varnas*; 35                 President       Since 2003      Mr. Varnas is a managing director (since
                                                                      March 2003), chief technology officer (since
                                                                      March 2001) and head of product, technology and
                                                                      operations of UBS Global AM (since
                                                                      November 2002). From 2000 to 2001, he was manager
                                                                      of product development in Investment Consulting
                                                                      Services at UBS PaineWebber Investment Management
                                                                      Services. Mr. Varnas was a senior analyst in the
                                                                      Global Securities Research and Economics Group at
                                                                      Merrill Lynch from 1995 to 1999. Mr. Varnas is
                                                                      president of 22 investment companies (consisting
                                                                      of 81 portfolios) for which UBS Global AM or one
                                                                      of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Keith A. Weller*; 42                Vice President    Since 1998      Mr. Weller is a director and senior associate
                                    and Assistant                     general counsel of UBS Global AM. Mr. Weller is a
                                      Secretary                       vice president and assistant secretary of 19
                                                                      investment companies (consisting of 40 portfolios)
                                                                      for which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.


--------------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

+ Officers are appointed by the trustees and serve at the pleasure of the board.

               INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES


                                                  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                     REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                         DOLLAR RANGE OF EQUITY    TRUSTEE FOR WHICH UBS GLOBAL AM OR AN AFFILIATE
                           SECURITIES IN THE         SERVES AS INVESTMENT ADVISOR, SUB-ADVISOR OR
        TRUSTEE                  FUND+                                 MANAGER+
        -------          ----------------------   --------------------------------------------------
INTERESTED TRUSTEES
Margo N. Alexander               None                            Over $100,000
Brian M. Storms                  None                             $1 - $10,000
INDEPENDENT TRUSTEES
Richard Q. Armstrong         Over $100,000                       Over $100,000
David J. Beaubien                None                            Over $100,000
Richard R. Burt                  None                          $10,001 - $50,000
Meyer Feldberg                   None                            Over $100,000
Frederic V. Malek                None                          $50,001 - $100,000
Carl W. Schafer                  None                            Over $100,000
William D. White                 None                          $10,001 - $50,000


--------------------------

+   Information regarding ownership is as of December 31, 2002.


                                   COMMITTEES


    The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees (as defined herein). Richard Q. Armstrong is chairperson. The following Independent Trustees are members of the Nominating Committee:
Meyer Feldberg (chairperson), Carl W. Schafer and William D. White.



    The Audit and Contract Review Committee is responsible for, among other things: (i) overseeing the scope of the funds, audit, the quality and objectivity of the funds' financial statements, the funds' accounting and financial reporting policies and practices and its internal controls and, as appropriate, the internal controls of certain service providers;
(ii) approving, and recommending to the board, for ratification, the selection, appointment, retention or termination of the funds' independent auditors;
(iii) determining the compensation of the funds' independent auditors; and
(iv) pre-approving all audit and non-audit services provided to the funds and permissible non-audit services to be provided to the funds' affiliates to the extent that such approval is required under applicable regulations of the SEC. In furtherance of its duties, the Audit and Contract Review Committee also is responsible for, among other things: obtaining assurance from the funds' independent auditors of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent auditors; inquiring as to the funds' qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit, reviewing certain matters relating to internal controls and disclosure controls and procedures at the funds and the funds' service providers; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit and Contract Review Committee has the responsibilities described above, it is not responsible for planning or conducting the funds' audit or determining whether the funds' financial statements are complete and accurate and are in accordance with accounting principles generally accepted in the United States. Absent actual knowledge to the contrary, Audit and Contract Review Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside the funds.



    The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the funds and recommends to the board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the compensation paid by the funds. The Audit and Contract Review Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the funds' fiscal year ended April 30, 2003, the Audit and Contract Review Committee held two meetings.



    The Nominating Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the Trust and reviewing the compensation arrangements for each of the trustees. The Nominating Committee did not meet during the fiscal year ended April 30, 2003. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among the Independent Trustees. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the Trust at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's RESUME or CURRICULUM VITAE.


          INFORMATION ABOUT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
        UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER
                       COMMON CONTROL WITH UBS GLOBAL AM


    As of December 31, 2002, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.



                                  COMPENSATION



    Each Independent Trustee receives, in the aggregate from UBS Global AM funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson of the Audit and Contract Review Committee receives annually $12,500. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates currently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.



    The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as an investment advisor, sub-advisor or manager during the periods indicated.


                              COMPENSATION TABLE+


                                                    AGGREGATE
                                                  COMPENSATION
                                                      FROM
                                                  ------------
                                                 CASH      LIQUID        TOTAL COMPENSATION FROM
                                               RESERVES    ASSETS           THE TRUST AND THE
          NAME OF PERSON, POSITION              FUND*      FUND*             FUND COMPLEX**
          ------------------------             --------    ------        -----------------------
Richard Q. Armstrong,
  Trustee....................................    $546       $633                $111,125
David J. Beaubien,
  Trustee....................................     503        580                 108,000
Richard R. Burt,
  Trustee....................................     503        580                 108,000
Meyer Feldberg,
  Trustee....................................     523        600                 210,250
Frederic V. Malek,
  Trustee....................................     503        580                 108,000
Carl W. Schafer,
  Trustee....................................     503        580                 108,000
William D. White,
  Trustee....................................     503        580                 108,000


--------------------------

+ Only Independent Trustees are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.



* Represents total fees paid by the Trust to each board member indicated for the fiscal year ended April 30, 2003.



** Represents fees paid during the calendar year ended December 31, 2002 to each board member by: (a) 22 investment companies in the case of
    Messrs. Armstrong, Beaubien, Burt, Malek, Schafer and White; and (b) 36 investment companies in the case of Mr. Feldberg for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


    As of July 31, 2003, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.



    As of July 31, 2003, the Trust's records showed no shareholders as owning 5% or more of the funds' shares, and the Trust is not aware of any beneficial owner of 5% or more of the funds' shares.


                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS

    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as the investment advisor and administrator for each fund pursuant to separate contracts with the Trust (respectively, "Cash Reserves Contract" and "Liquid Assets Contract"; collectively, "Advisory and Administration Contracts"). During the periods indicated, the funds paid (or accrued) the following investment advisory and administration fees:


                                  FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                    APRIL 30, 2003       APRIL 30, 2002       APRIL 30, 2001
                                  -----------------    -----------------    -----------------
Cash Reserves Fund..............          $1,069,481           $1,165,196           $1,085,710
                                  (of which $614,720   (of which $500,679   (of which $241,250
                                         was waived)          was waived)          was waived)
Liquid Assets Fund..............            $116,520             $116,363             $119,500
                                   (all of which was    (all of which was    (all of which was
                                             waived)              waived)              waived)


    Under the terms of the Cash Reserves Contract, Cash Reserves Fund pays UBS Global AM an annual fee, computed daily and paid monthly, at the rate of 0.33% of the fund's average daily net assets. Cash Reserves Fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following (or the fund's proportionate share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses;
(4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS Global AM;
(6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders;
(15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided to the trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings.

    Under the terms of the Liquid Assets Contract, UBS Global AM manages the investment operations of Liquid Assets Fund and also administers the fund's business affairs. In return, Liquid Assets Fund pays UBS Global AM a fee, computed daily and paid monthly. Where the services are provided directly by

UBS Global AM or an affiliate, the fees are limited to reimbursement of UBS Global AM's direct advisory/ administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the fund reimburses UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge is included or the fund pays the service provider directly. (These fees and expenses of the fund are referred to as "Direct Expenses.") UBS Global AM has advised the fund that it expects its Direct Expenses to approximate an annual rate of 0.03% of the average daily net assets of the fund. UBS Global AM periodically will review fund expenses in an effort to confirm that only Direct Expenses are paid to UBS Global AM or a service provider by the fund.

    The Direct Expenses borne by Liquid Assets Fund include the following (or the fund's proportionate share of the following): (1) expenses of paying the salaries and expenses of the Trust's officers and other personnel engaged in administering the Trust's business; (2) expenses of monitoring financial and shareholder accounting services provided by the Trust's custodian and transfer agent, respectively; (3) expenses of responding to shareholder inquiries and disseminating information to shareholders; (4) expenses of monitoring compliance with the Trust's registration statements and other operating documents, with federal and state securities laws and rules thereunder and with the Internal Revenue Code; (5) expenses of preparing semi-annual and annual reports to shareholders; (6) expenses of preparing filings required by the SEC;
(7) expenses of assisting in the preparation of federal, state and local ta Xreturns; (8) expenses of assisting with the payment of notice filing fees under state securities laws; (9) expenses of organizing annual and special meetings of shareholders; (10) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(11) expenses incurred on behalf of the fund by UBS Global AM under the Liquid Assets Contract; (12) expenses of organizing the Trust and the fund;
(13) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (14) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or UBS Global AM; (15) all expenses incurred in connection with the trustees services, including travel expenses; (16) taxes (including any income or franchise taxes) and governmental fees; (17) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (18) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the fund for violation of any law;
(19) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (20) charges of custodians, transfer agents and other agents (including any lending agent); (21) costs of preparing any share certificates;
(22) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (23) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports, statements and proxy materials to existing shareholders; (24) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or the fund; (25) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (26) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the Board and any committees thereof; (27) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (28) costs of mailing, stationery and communications equipment; (29) expenses incident to any dividend, withdrawal or redemption options; (30) charges and expenses of any outside pricing service used to value portfolio securities; and (31) interest on borrowings of the fund; and (32) any other costs and expenses incurred in managing the portfolio of the fund.

    General expenses of the Trust not readily identifiable as belonging to a fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Services provided by UBS Global AM under each Advisory and Administration Contract, as discussed above, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

    Under each Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment of mistake of law or for any loss suffered by the relevant fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory and Administration Contract terminates automatically upon assignment, and each is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the fund.


    At the Trust's board meeting on July 23, 2003, the board members considered and approved the continuance of each fund's Advisory and Administration Contract with UBS Global AM. Prior to that meeting, the board's Audit and Contract Review Committee (comprised of the Independent Trustees) also had met to review and discuss the investment advisory and administration services provided to each fund over the course of the year by UBS Global AM. In considering the continuance of each Advisory and Administration Contract, the Audit and Contract Review Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under each Advisory and Administration Contract, and the cost allocation methods used in calculating such expenses. The Audit and Contract Review Committee also reviewed UBS Global AM's profitability in managing each fund; the current fees paid by each fund in light of fees paid to other advisors by comparable funds; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under each Advisory and Administration Contract.


    The Audit and Contract Review Committee also evaluated the performance of each fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with its investment restrictions, tax and reporting requirements and procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics; UBS Global AM's trade allocation procedures for its various investment advisory clients and UBS Global AM's best execution procedures. Based on all of the above, as well as other factors and considerations, the Audit and Contract Review Committee recommended to the full board that the board approve the continuance of each Advisory and Administration Contract.

    The full board reviewed the factors considered by the Audit and Contract Review Committee and also gave substantial consideration to the fees payable under the contracts. In this regard, the board evaluated UBS Global AM's profitability with respect to each fund, including consideration of both the actual dollar amount of fees paid by each fund directly to UBS Global AM and so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to each fund and the research services available to UBS Global AM by reason of portfolio transactions executed for the fund. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under each Advisory and Administration Contract were fair and reasonable, and the scope and quality of UBS Global AM's services to each fund was consistent with that fund's operational requirements and sufficient to approve the continuance of each fund's Advisory and Administration Contract between that fund and UBS Global AM.


    PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each fund's shares pursuant to a principal underwriting contract with the Trust ("Principal Underwritting Contract"), which requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other financial institutions to authorize them to sell fund shares. As of the date of this SAI, UBS Global AM has entered into a Dealer Agreement with UBS Financial Services Inc. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.



    SECURITIES LENDING. During the fiscal years ended April 30, 2003, 2002 and 2001, the funds paid no fees to UBS Securities or UBS Financial Services Inc. or their affiliates for their services as securities lending agents because the funds did not engage in any securities lending activities.


                             PORTFOLIO TRANSACTIONS

    The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

    For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the funds and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the funds, subject to UBS Global AM's duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

    Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.


    During the fiscal years ended April 30, 2003, 2002 and 2001, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.


    Investment decisions for a fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.


    As of April 30, 2003, the funds did not own securities issued by their regular broker-dealers.


                       ADDITIONAL PURCHASE AND REDEMPTION
                      INFORMATION; FINANCIAL INSTITUTIONS


    ADDITIONAL PURCHASE INFORMATION. Shares of the funds are primarily offered to the eligible benefit plans that participate in the programs described in the funds' Prospectuses. A listing of the types of eligible benefit plans that may buy fund shares is included in the Prospectuses. A UBS Financial Services Inc. or UBS Global AM client who applies to participate in a program described in the applicable fund's Prospectus will be eligible to purchase shares of that fund upon acceptance of the application by UBS Financial Services Inc. Eligibility of participants is within the discretion of UBS Financial Services Inc. In the event a client of UBS Financial Services Inc. leaves a program, the client may not continue to hold shares of the fund. The funds may be made available to other programs in the future.


    Each fund may, subject to approval by the board, accept securities in which the fund is authorized to invest as consideration for the issuance of its shares, provided that the value of the securities is at least equal to the net asset value of the fund's shares at the time the transaction occurs. A fund may accept or reject any such securities in its discretion.

    ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.


    Under normal circumstances, the funds will redeem shares when so requested by a shareholder's broker-dealer, the shareholder's Financial Advisor or his or her financial institution. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.


    FINANCIAL INSTITUTIONS. The funds may authorize financial institutions or their agents to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The funds will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

                              VALUATION OF SHARES

    Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is typically determined by its custodian, State Street Bank and Trust Company, twice each business day, at noon, Eastern time, and at 4:00 p.m., Eastern time. Generally, the net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


    Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.



    The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.


    In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matri Xor formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                            PERFORMANCE INFORMATION

    The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

    TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

     P(1 + T)to the power of n   =   ERV
                     where:  P   =   a hypothetical initial payment of $1,000
                                     to purchase shares
                             T   =   average annual total return of shares
                             n   =   number of years
                           ERV   =   ending redeemable value of a
                                     hypothetical $1,000 payment at the
                                     beginning of that period.

    Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

    Each fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

    The following tables show performance information for each fund for the period indicated. Any returns for periods of more than one year are expressed as an average annual return.

    CASH RESERVES FUND



      Year Ended April 30, 2003:
            Standardized Return...................................    1.25%
      Inception (February 14, 2000) to April 30, 2003:
            Standardized Return...................................    3.45%


    LIQUID ASSETS FUND



      Year ended April 30, 2003:
            Standardized Return...................................    1.56%
      Inception (February 14, 2000) to April 30, 2003:
            Standardized Return...................................    3.76%


    CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. The funds from time to time advertise (1) their current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)to the power of 365/7] - 1

    Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it is not the same as yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield. The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).


    For the seven-day period ended April 30, 2003, the yield and effective yield of the funds were as follows:



                                                                  YIELD     EFFECTIVE YIELD
                                                                 --------   ---------------
      Cash Reserves Fund.......................................     0.91%             0.91%
      Liquid Assets Fund.......................................     1.08%             1.08%



    OTHER INFORMATION. The funds' performance data quoted in Performance Advertisements represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), iMoneyNet, Inc. ("iMoneyNet"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the US Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, iMoneyNet, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes-Registered Trademark- Money Markets.


                                     TAXES


    Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gains, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other
RICs) of any one issuer or in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses.



    By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on a portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.



    Please note that dividends from the fund are not eligible for the reduced rate of tax that may apply to certain dividends on corporate stock.

                               OTHER INFORMATION


    DELAWARE STATUTORY TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.


    VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

    The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by the shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

    PRIOR NAMES. Prior to April 8, 2002, the Trust was known as Brinson Money Series, and the funds' names were Brinson Cash Reserves Fund and Brinson Liquid Assets Fund. Prior to May 9, 2001, the Trust was known as Mitchell Hutchins LIR Money Series and the funds' names were LIR Cash Reserves Fund and LIR Liquid Assets Fund. Prior to July 28, 1999, the Trust was known as Mitchell Hutchins Institutional Series.


    CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. PFPC Inc., located at 760 Moore Road, King of Prussia, PA 19406, is a subsidiary of PNC Bank, N.A., and serves as the funds' transfer and dividend disbursing agent.



    COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401 serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as independent counsel to the Independent Trustees.



    AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as independent auditors for the funds.


                              FINANCIAL STATEMENTS


    Each fund's Annual Report to Shareholders for its fiscal year ended April 30, 2003 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN A FUND'S PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUSES AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.

                                   ----------

                             UBS Cash Reserves Fund

                             UBS Liquid Assets Fund

                                                    ----------------------------


                                             Statement of Additional Information
                                                                 August 29, 2003


                                             -----------------------------------


-C-2003 UBS Global Asset Management (US) Inc.
All rights reserved.

                                UBS MONEY SERIES
                          UBS SELECT MONEY MARKET FUND
                         LIQUID INSTITUTIONAL RESERVES
                           UBS LIR MONEY MARKET FUND
                       UBS LIR GOVERNMENT SECURITIES FUND
                        UBS LIR TREASURY SECURITIES FUND
                              51 WEST 52ND STREET
                         NEW YORK, NEW YORK 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


    The four funds named above are professionally managed money market funds organized as diversified series of open-end investment companies. UBS Select Money Market Fund ("Select Money Market Fund") is a diversified series of UBS Money Series. UBS LIR Money Market Fund ("LIR Money Market Fund"), UBS LIR Government Securities Fund ("Government Securities Fund") and UBS LIR Treasury Securities Fund ("Treasury Securities Fund") (together, the "LIR Funds") are diversified series of Liquid Institutional Reserves.



    UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as investment advisor, administrator, and principal underwriter for Select Money Market Fund. The LIR Funds' investment advisor and administrator is UBS Financial Services Inc. The LIR Funds' sub-advisor, sub-administrator and principal underwriter is UBS Global AM. UBS Financial Services Inc. and UBS Global AM are indirect wholly owned subsidiaries of UBS AG.



    Portions of the funds' Annual Reports to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report without charge by calling toll-free 1-888-547 FUND.



    This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus dated August 29, 2003. A copy of the Prospectus may be obtained by calling a financial intermediary through which shares may be purchased or by calling toll-free 1-888-547 FUND. Customers of banks and other financial intermediaries that purchase Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund or Treasury Securities Fund may obtain the Prospectus from their financial intermediaries. The Prospectus also contains more complete information about each fund. You should read it carefully before investing.



    This SAI is dated August 29, 2003.



                               TABLE OF CONTENTS



                                                                PAGE
                                                              --------
The Funds and Their Investment Policies.....................      2
The Funds' Investments, Related Risks and Limitations.......      4
Organization of the Trusts; Trustees and Officers; Principal
  Holders and Management Ownership of Securities............     11
Investment Advisory, Administration and Principal
  Underwriting Arrangements.................................     20
Portfolio Transactions......................................     26
Additional Information Regarding Redemptions; Financial
  Institutions..............................................     27
Valuation of Shares.........................................     27
Performance Information.....................................     28
Taxes.......................................................     31
Other Information...........................................     31
Financial Statements........................................     33

                    THE FUNDS AND THEIR INVESTMENT POLICIES


    Each fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.



    Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt-obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.



    Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by UBS Global AM to be of comparable quality.



    SELECT MONEY MARKET FUND'S investment objective is to earn maximum current income consistent with liquidity and preservation of capital. The fund's investments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities,
(4) funding agreements and other insurance company obligations, (5) repurchase agreements, and (6) investment company securities.



    The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.



    The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of non-US issuers.



    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33-1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds' Investments, Related Risks and Limitations -- Investment Limitations of the Funds" for more information regarding borrowing. The fund may invest in the securities of other investment companies.



    LIR MONEY MARKET FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments. The fund's investments include (1) US and foreign government securities, (2) obligations of US and non-US banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities,
(4) repurchase agreements and (5) investment company securities.



    The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and non-US banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.



    The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of non-US issuers.



    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds' Investments, Related Risks and Limitations -- Investment Limitations of the Funds" for more information regarding borrowing. The fund may invest in the securities of other investment companies.



    GOVERNMENT SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar-denominated money market instruments. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Under investment guidelines adopted by its board, the fund currently invests substantially all its assets directly in US government securities and does not invest in repurchase agreements. The fund's investments also may include securities of other investment companies that invest in US government securities (but not repurchase agreements). This policy may be changed without shareholder approval. However, the fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.


    Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.


    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds' Investments, Related Risks and Limitations -- Investment Limitations of the Funds" for more information regarding borrowing.



    TREASURY SECURITIES FUND'S investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, US dollar denominated money market instruments. Under normal circumstances, the fund invests at least 80% of its net assets in securities issued by the US Treasury. This policy may be changed without shareholder approval. However, the fund has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy. The interest income on the fund's securities is generally exempt from state and local income tax. The fund may invest in the securities of other investment companies that have similar tax characteristics. The fund will not enter into repurchase agreements.


    Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.


    The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Funds' Investments, Related Risks and Limitations -- Investment Limitations of the Funds" for more information regarding borrowing.

             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS



    The following supplements the information contained in the Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.


    YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.


    Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.



    US GOVERNMENT SECURITIES. US Government Securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.



    US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.



    COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Select Money Market Fund and LIR Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The funds also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.



    ASSET-BACKED SECURITIES. Select Money Market Fund, LIR Money Market Fund and Government Securities Fund each may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."



    VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Select Money Market Fund, LIR Money Market Fund and Government Securities Fund each may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, Select Money Market Fund and LIR Money Market Fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Select Money Market Fund and LIR Money Market Fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."



    Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.



    AUCTION RATE AND REMARKETED PREFERRED STOCK. Select Money Market Fund and LIR Money Market Fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.



    Each fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations -- Investments in Other Investment Companies."



    VARIABLE AMOUNT MASTER DEMAND NOTES. Select Money Market Fund and LIR Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.



    FUNDING AGREEMENTS AND GUARANTEED INVESTMENT CONTRACTS. Select Money Market Fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or segregated asset account of the insurance company. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and may provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates. Some funding agreements and guaranteed investment contracts are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements" and -- "Illiquid Securities."



    INVESTING IN FOREIGN SECURITIES. Investments by Select Money Market Fund and LIR Money Market Fund in US dollar-denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as US issuers. Each fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent that a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulation.



    CREDIT AND LIQUIDITY ENHANCEMENTS. Select Money Market Fund and LIR Money Market Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.



    ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.



    Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.



    Not all restricted securities are illiquid. A large institutional market has developed for many US and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.



    Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


    The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security,
(2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

    UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.


    REPURCHASE AGREEMENTS. Select Money Market Fund and LIR Money Market Fund each may enter into repurchase agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.



    Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.



    REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the repurchase agreement.



    Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

    COUNTERPARTIES. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which a fund does business.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.



    A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."



    INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, and Select Money Market Fund and LIR Money Market Fund may invest in certain securities of closed-end funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that
(1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Funds' Investments, Related Risks and Limitations -- Auction Rate and Remarketed Preferred Stock."



    LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.



    Pursuant to procedures adopted by the board of each fund governing the fund's securities lending program, UBS Securities LLC ("UBS Securities"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each fund. The board of each fund also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities has acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending programs.



    SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.


INVESTMENT LIMITATIONS OF THE FUNDS

    FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

    Each fund will not:


    (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.


    The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


    (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.



    The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.



    (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.


    (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    The following interpretation applies to, but is not a part of, this fundamental restriction: Investments by Select Money Market Fund and LIR Money Market Fund in master notes, funding agreements (with respect to Select Money Market Fund) and similar instruments will not be considered to be the making of a loan.


    (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

    Each fund will not:


    (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.



    (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


    (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.


    (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

               ORGANIZATION OF THE TRUSTS; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES



    Liquid Institutional Reserves was organized on February 14, 1991 as a business trust under the laws of the Commonwealth of Massachusetts and currently has three operating series. UBS Money Series was organized on April 29, 1998 as a statutory trust under the laws of Delaware and currently has five operating series. Both Liquid Institutional Reserves and UBS Money Series (the "trusts") have authority to establish additional series and issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.



    Each trust is governed by a board of trustees, which oversees its funds' operations. Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show, for each trustee (sometimes referred to as "board member") and executive officer, his or her name, address and age, the position held with a trust, the length of time served as a trustee or officer of the trust, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.


INTERESTED TRUSTEES


                                              TERM OF
                                              OFFICE+
                                                AND           PRINCIPAL
                              POSITION(S)    LENGTH OF      OCCUPATION(S)     NUMBER OF PORTFOLIOS
                               HELD WITH       TIME          DURING PAST        IN FUND COMPLEX     OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE        TRUSTS       SERVED           5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
   ----------------------     -----------    ---------      -------------     --------------------  -------------------
Margo N. Alexander*++; 56       Trustee      Since       Mrs. Alexander is    Mrs. Alexander is a   None
                                             1996        retired. She was an  director or trustee
                                             (Liquid     executive vice       of 19 investment
                                             Institu-    president of UBS     companies (consist-
                                             tional      Financial Services   ing of 40
                                             Reserves)   Inc. (March 1984 to  portfolios) for
                                             Since       December 2002). She  which UBS Global AM
                                             1998        was chief exec-      or one of its
                                             (UBS        utive officer (from  affiliates serves as
                                             Money       January 1995 to      investment advisor,
                                             Series)     October 2000), a     sub-advisor or
                                                         director (from       manager.
                                                         January 1995 to
                                                         September 2001) and
                                                         chairman (from
                                                         March 1999 to
                                                         September 2001) of
                                                         UBS Global AM.
Brian M. Storms*++, 48        Trustee and    Since       Mr. Storms is chief  Mr. Storms is a       None
                              Chairman of    2003        executive officer    director or trustee
                              the Board of               of UBS Global Asset  of 23 investment
                                Trustees                 Management --        companies (consist-
                                                         Americas region      ing of 83
                                                         (since July 2002).   portfolios) for
                                                         Mr. Storms was       which UBS Global AM
                                                         chief executive      or one of its
                                                         officer, president   affiliates serves as
                                                         and/or chief         investment advisor,
                                                         operating officer    subadvisor or
                                                         of UBS Global AM     manager.
                                                         and certain
                                                         affiliated asset
                                                         management compa-
                                                         nies from 1999 to
                                                         July 2002. He was
                                                         president of Pru-
                                                         dential Investments
                                                         (1996-1999).

INDEPENDENT TRUSTEES


                                             TERM OF
                                             OFFICE+
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)     NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST        FUND COMPLEX OVER-     OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE       TRUSTS       SERVED           5 YEARS            SEEN BY TRUSTEE        HELD BY TRUSTEE
   ----------------------     -----------   ---------      -------------     -----------------------  -------------------
Richard Q. Armstrong; 68        Trustee     Since       Mr. Armstrong is     Mr. Armstrong is a       Mr. Armstrong is
R.Q.A. Enterprises                          1996        chairman and         director or trustee of   also a director of
One Old Church Road--                       (Liquid     principal of R.Q.A.  19 investment compa-     AlFresh Beverages
Unit #6                                     Institu-    Enterprises          nies (consisting of 40   Canada, Inc. (a
Greenwich, CT 06830                         tional      (management          portfolios) for which    Canadian beverage
                                            Reserves)   consulting firm)     UBS Global AM or one of  subsidiary of
                                            Since       (since April 1991    its affiliates serves    AlFresh Foods
                                            1998        and principal        as investment advisor,   Inc.).
                                            (UBS        occupation since     sub-advisor or manager.
                                            Money       March 1995).
                                            Series)
David J. Beaubien; 68           Trustee     Since       Mr. Beaubien is      Mr. Beaubien is a        Mr. Beaubien is
101 Industrial Road                         2001        chairman of Yankee   director or trustee of   also a director of
Turners Falls, MA 01376                                 Environmental        19 investment com-       IEC
                                                        Systems, Inc., a     panies (consisting of    Electronics, Inc.,
                                                        manufacturer of      40 portfolios) for       a manufacturer of
                                                        meteorological       which UBS Global AM or   electronic
                                                        measuring systems    one of its affiliates    assemblies.
                                                        (since 1991).        serves as investment
                                                                             advisor, sub-advisor or
                                                                             manager.
Richard R. Burt; 56             Trustee     Since       Mr. Burt is          Mr. Burt is a direc-     Mr. Burt is also a
1275 Pennsylvania Ave., N.W.                1996        chairman of          tor or trustee of 19     director of
Washington, D.C. 20004                      (Liquid     Diligence LLC        investment companies     Hollinger
                                            Institu-    (international       (consisting of 40        International Inc.
                                            tional      information and      portfolios) for which    (publishing), HCL
                                            Reserves)   security firm) and   UBS Global AM or one of  Technologies, Ltd.,
                                            Since       IEP Advisors         its affiliates serves    The Central Euro-
                                            1998        (international       as investment advisor,   pean Fund, Inc.,
                                            (UBS        investments and      sub-advisor or manager.  The Germany Fund,
                                            Money       consulting firm).                             Inc., IGT, Inc.
                                            Series)                                                   (provides
                                                                                                      technology to
                                                                                                      gaming and wagering
                                                                                                      industry) and
                                                                                                      chairman of Weirton
                                                                                                      Steel Corp. (makes
                                                                                                      and finishes steel
                                                                                                      products). He is
                                                                                                      also a director or
                                                                                                      trustee of funds in
                                                                                                      the Scudder Mutual
                                                                                                      Funds Family (con-
                                                                                                      sisting of 47
                                                                                                      portfolios).
Meyer Feldberg; 61              Trustee     Since       Mr. Feldberg is      Dean Feldberg is a       Dean Feldberg is
Columbia University                         1996        Dean and Professor   director or trustee of   also a director of
101 Uris Hall                               (Liquid     of Management of     33 investment com-       Primedia Inc. (pub-
New York, New York 10027                    Institu-    the Graduate School  panies (consisting of    lishing), Federated
                                            tional      of Business,         54 portfolios) for       Department
                                            Reserves)   Columbia University  which UBS Global AM or   Stores, Inc.
                                            Since       (since 1989).        one of its affiliates    (operator of
                                            1998                             serves as investment     department stores),
                                            (UBS                             advisor, sub-advisor or  Revlon, Inc.
                                            Money                            manager.                 (cosmetics), Select
                                            Series)                                                   Medical Inc.
                                                                                                      (healthcare
                                                                                                      services) and
                                                                                                      SAPPI, Ltd. (pro-
                                                                                                      ducer of paper).

                                             TERM OF
                                             OFFICE+
                                               AND           PRINCIPAL
                              POSITION(S)   LENGTH OF      OCCUPATION(S)     NUMBER OF PORTFOLIOS IN
                               HELD WITH      TIME          DURING PAST        FUND COMPLEX OVER-     OTHER DIRECTORSHIPS
   NAME, ADDRESS, AND AGE       TRUSTS       SERVED           5 YEARS            SEEN BY TRUSTEE        HELD BY TRUSTEE
   ----------------------     -----------   ---------      -------------     -----------------------  -------------------
Frederic V. Malek; 66           Trustee     Since       Mr. Malek is chair-  Mr. Malek is a direc-    Mr. Malek is also a
1455 Pennsylvania                           1996        man of Thayer Capi-  tor or trustee of 19     director of Aegis
Avenue, N.W.                                (Liquid     tal Partners         investment companies     Communications,
Suite 350                                   Institu-    (merchant bank) and  (consisting of 40        Inc.
Washington, D.C. 20004                      tional      chairman of Thayer   portfolios) for which    (tele-services),
                                            Reserves)   Hotel                UBS Global AM or one of  American Manage-
                                            Since       Investors III,       its affiliates serves    ment Systems, Inc.
                                            1998        Thayer Hotel         as investment advisor,   (management con-
                                            (UBS        Investors II and     sub-advisor or manager.  sulting and
                                            Money       Lodging Opportuni-                            computer related
                                            Series)     ties Fund (hotel                              services),
                                                        investment partner-                           Automatic Data
                                                        ships) (since                                 Processing, Inc.
                                                        1992).                                        (computing
                                                                                                      services), CB
                                                                                                      Richard
                                                                                                      Ellis, Inc. (real
                                                                                                      estate services),
                                                                                                      Federal National
                                                                                                      Mortgage
                                                                                                      Association, FPL
                                                                                                      Group, Inc.
                                                                                                      (electric
                                                                                                      services), Manor
                                                                                                      Care, Inc. (health
                                                                                                      care), and
                                                                                                      Northwest Airlines
                                                                                                      Inc.
Carl W. Schafer; 67             Trustee     Since       Mr. Schafer is       Mr. Schafer is a         Mr. Schafer is also
66 Witherspoon Street #1100                 1991        president of the     director or trustee of   a director of Labor
Princeton, NJ 08542                         (Liquid     Atlantic Foundation  19 investment com-       Ready, Inc.
                                            Institu-    (charitable          panies (consisting of    (temporary
                                            tional      foundation) (since   40 portfolios) for       employment),
                                            Reserves)   1993).               which UBS Global AM or   Roadway Corp.
                                            Since                            one of its affiliates    (trucking),
                                            1998                             serves as investment     Guardian Life
                                            (UBS                             advisor, sub-advisor or  Insurance Company
                                            Money                            manager.                 Mutual Funds
                                            Series)                                                   (consisting of 19
                                                                                                      portfolios), the
                                                                                                      Harding, Loevner
                                                                                                      Funds (consisting
                                                                                                      of three
                                                                                                      portfolios), E.I.I.
                                                                                                      Realty Securities
                                                                                                      Trust (investment
                                                                                                      company) and
                                                                                                      Frontier Oil
                                                                                                      Corporation.
William D. White; 69            Trustee     Since       Mr. White is         Mr. White is a direc-    None
P.O. Box 199                                2001        retired (since       tor or trustee of 19
Upper Black Eddy, PA 18972                              1994).               investment companies
                                                                             (consisting of 40
                                                                             portfolios) for which
                                                                             UBS Global AM or one of
                                                                             its affiliates serves
                                                                             as investment advisor,
                                                                             sub-advisor or manager.


--------------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

+ Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age.


++ Mrs. Alexander and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their current or former positions with UBS Global AM and/or any of its affiliates.

OFFICERS


                                     POSITION(S)     TERM OF OFFICE
                                    HELD WITH THE    AND LENGTH OF               PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE            TRUSTS        TIME SERVED+                 DURING PAST 5 YEARS
      ----------------------        -------------    --------------              -----------------------
Debbie Baggett*++; 44               Vice President   Since 1999       Ms. Baggett is a director and portfolio
                                                                      manager of UBS Global AM. Ms. Baggett is a
                                                                      vice president of four investment companies
                                                                      (consisting of nine portfolios) for which UBS
                                                                      Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.
W. Douglas Beck*; 36                Vice President   Since 2003       Mr. Beck is an executive director and head of
                                                                      mutual fund product management of UBS Global
                                                                      AM (since 2002). From March 1998 to November
                                                                      2002, he held various positions at Merrill
                                                                      Lynch, the most recent being first vice
                                                                      president and co-manager of the managed
                                                                      solutions group. Mr. Beck is vice president
                                                                      of 22 investment companies (consisting of 81
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Thomas Disbrow*; 37                 Vice President   Since 2000       Mr. Disbrow is a director and a senior
                                    and Assistant                     manager of the mutual fund finance department
                                      Treasurer                       of UBS Global AM. Prior to November 1999, he
                                                                      was a vice president of Zweig/Glaser
                                                                      Advisers. Mr. Disbrow is a vice president and
                                                                      assistant treasurer of 19 investment
                                                                      companies (consisting of 40 portfolios) for
                                                                      which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.
Amy R. Doberman*; 41                Vice President   Since 2000       Ms. Doberman is a managing director and
                                    and Secretary                     general counsel of UBS Global AM. From
                                                                      December 1997 through July 2000, she was
                                                                      general counsel of Aeltus Investment
                                                                      Management, Inc. Ms. Doberman is vice
                                                                      president and assistant secretary of five
                                                                      investment companies (consisting of 44
                                                                      portfolios) and a vice president and
                                                                      secretary of 19 investment companies
                                                                      (consisting of 40 portfolios) for which UBS
                                                                      Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.
Kris L. Dorr*++; 39                 Vice President   Since 1998       Ms. Dorr is a director and portfolio manager
                                                                      in the short-term strategies group of UBS
                                                                      Global AM. Ms. Dorr is vice president of one
                                                                      investment company (consisting of five
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Elbridge T. Gerry III*++; 46        Vice President   Since 1999       Mr. Gerry is a managing director -- fixed
                                                                      income of UBS Global AM. Mr. Gerry is a vice
                                                                      president of six investment companies
                                                                      (consisting of 11 portfolios) for which UBS
                                                                      Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.

                                     POSITION(S)     TERM OF OFFICE
                                    HELD WITH THE    AND LENGTH OF               PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE            TRUSTS        TIME SERVED+                 DURING PAST 5 YEARS
      ----------------------        -------------    --------------              -----------------------
David M. Goldenberg*; 37            Vice President   Since 2002       Mr. Goldenberg is an executive director and
                                    and Assistant                     deputy general counsel of UBS Global AM. From
                                      Secretary                       2000 to 2002 he was director, legal affairs
                                                                      at Lazard Asset Management. Mr. Goldenberg
                                                                      served in various capacities, including most
                                                                      recently as global director of compliance at
                                                                      SSB Citi Asset Management Group from 1996 to
                                                                      2000. Mr. Goldenberg is a vice president and
                                                                      secretary of five investment companies
                                                                      (consisting of 44 portfolios) and a vice
                                                                      president and assistant secretary of 19
                                                                      investment companies (consisting of 40
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Kevin J. Mahoney*; 37               Vice President   Since 1999       Mr. Mahoney is a director and a senior
                                    and Assistant                     manager of the mutual fund finance department
                                      Treasurer                       of UBS Global AM. Prior to April 1999, he was
                                                                      the manager of the mutual fund internal
                                                                      control group of Salomon Smith Barney.
                                                                      Mr. Mahoney is a vice president and assistant
                                                                      treasurer of 19 investment companies
                                                                      (consisting of 40 portfolios) for which UBS
                                                                      Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.
Michael H. Markowitz**; 38          Vice President   Since 2001       Mr. Markowitz is an executive director,
                                                     (Liquid          portfolio manager and head of US short
                                                     Institutional    duration fixed income of UBS Global AM. He is
                                                     Reserves)        also an executive director and portfolio
                                                     Since 1998       manager of UBS Global Asset Management
                                                     (UBS Money       (Americas) Inc., an affiliate of UBS Global
                                                     Series)          AM. Mr. Markowitz is a vice president of five
                                                                      investment companies (consisting of 25
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.
Susan P. Ryan*; 43                  Vice President   Since 1995       Ms. Ryan is an executive director and a
                                                     (Liquid          portfolio manager of UBS Global AM. Ms. Ryan
                                                     Institutional    is a vice president of five investment
                                                     Reserves)        companies (consisting of 13 portfolios) for
                                                     Since 1999       which UBS Global AM or one of its affiliates
                                                     (UBS Money       serves as investment advisor, sub- advisor or
                                                     Series)          manager.
Robert Sabatino**++; 29             Vice President   Since 2001       Mr. Sabatino is a director and a portfolio
                                                                      manager of UBS Global AM in the short
                                                                      duration fixed income group (since October
                                                                      2000). From 1995 to 2000 he was a portfolio
                                                                      manager at Merrill Lynch Investment Managers
                                                                      responsible for the management of several
                                                                      retail and institutional money market funds.
                                                                      Mr. Sabatino is a vice president of one
                                                                      investment company (consisting of five
                                                                      portfolios) for which UBS Global AM or one of
                                                                      its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

                                     POSITION(S)     TERM OF OFFICE
                                    HELD WITH THE    AND LENGTH OF               PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE            TRUSTS        TIME SERVED+                 DURING PAST 5 YEARS
      ----------------------        -------------    --------------              -----------------------
Paul H. Schubert*; 40               Vice President   Since 1995       Mr. Schubert is an executive director and
                                    and Treasurer    (Liquid          head of the mutual fund finance department of
                                                     Institutional    UBS Global AM. Mr. Schubert is treasurer and
                                                     Reserves)        principal accounting officer of three
                                                     Since 1998       investment companies (consisting of 41
                                                     (UBS Money       portfolios) a vice president and treasurer of
                                                     Series)          20 investment companies (consisting of 41
                                                                      portfolios), and treasurer and chief
                                                                      financial officer of one investment company
                                                                      (consisting of two portfolios) for which UBS
                                                                      Global AM or one of its affiliates serves as
                                                                      investment advisor, sub-advisor or manager.
Joseph A. Varnas*; 35                 President      Since 2003       Mr. Varnas is a managing director (since
                                                                      March 2003), chief technology officer (since
                                                                      March 2001) and head of product, technology
                                                                      and operations of UBS Global AM (since
                                                                      November 2002). From 2000 to 2001, he was
                                                                      manager of product development in Investment
                                                                      Consulting Services at UBS Financial Services
                                                                      Inc. Mr. Varnas was a senior analyst in the
                                                                      Global Securities Research and Economics
                                                                      Group at Merrill Lynch from 1995 to 1999.
                                                                      Mr. Varnas is president of 22 investment
                                                                      companies (consisting of 81 portfolios) for
                                                                      which UBS Global AM or one of its affiliates
                                                                      serves as investment advisor, sub-advisor or
                                                                      manager.
Keith A. Weller*; 42                Vice President   Since 1996       Mr. Weller is a director and senior associate
                                    and Assistant    (Liquid          general counsel of UBS Global AM. Mr. Weller
                                      Secretary      Institutional    is a vice president and assistant secretary
                                                     Reserves)        of 19 investment companies (consisting of 40
                                                     Since 1998       portfolios) for which UBS Global AM or one of
                                                     (UBS Money       its affiliates serves as investment advisor,
                                                     Series)          sub-advisor or manager.


--------------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.


+   Officers are appointed by the trustees and serve at the pleasure of a board.



++ This person serves as an officer for UBS Money Series but not for Liquid Institutional Reserves.

              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUNDS' SHARES



                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                       REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                     TRUSTEE FOR WHICH UBS GLOBAL AM OR AN AFFILIATE
                           DOLLAR RANGE OF EQUITY      SERVES AS INVESTMENT ADVISOR, SUB-ADVISOR OR
        TRUSTEE             SECURITIES IN FUND+                          MANAGER+
        -------            ----------------------   --------------------------------------------------
INTERESTED TRUSTEES
Margo N. Alexander        Select Money Market                        Over $100,000
                          Fund: None
                          LIR Money Market Fund:
                          Over $100,000
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None
Brian M. Storms           Select Money Market                         $1 - $10,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None
INDEPENDENT TRUSTEES
Richard Q. Armstrong      Select Money Market                        Over $100,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None
David J. Beaubien         Select Money Market                        Over $100,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None
Richard R. Burt           Select Money Market                      $10,001 - $50,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None
Meyer Feldberg            Select Money Market                        Over $100,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None
Frederic V. Malek         Select Money Market                      $50,001 - $100,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None

                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                       REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                     TRUSTEE FOR WHICH UBS GLOBAL AM OR AN AFFILIATE
                           DOLLAR RANGE OF EQUITY      SERVES AS INVESTMENT ADVISOR, SUB-ADVISOR OR
        TRUSTEE             SECURITIES IN FUND+                          MANAGER+
        -------            ----------------------   --------------------------------------------------
Carl W. Schafer           Select Money Market                        Over $100,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None
William D. White          Select Money Market                      $10,001 - $50,000
                          Fund: None
                          LIR Money Market Fund:
                          None
                          Government Securities
                          Fund: None
                          Treasury Securities
                          Fund: None


--------------------------
+   Information regarding ownership is as of December 31, 2002.


                                   COMMITTEES



    Each trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees (as defined herein). Richard Q. Armstrong is chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: Meyer Feldberg (chairperson), Carl W. Schafer and William D. White.



    The Audit and Contract Review Committee is responsible for, among other things: (i) overseeing the scope of a fund's audit, the quality and objectivity of a fund's financial statements, a fund's accounting and financial reporting policies and practices and its internal controls and, as appropriate, the internal controls of certain service providers; (ii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund's independent auditors; (iii) determining the compensation of a fund's independent auditors; and (iv) pre-approving all audit and non-audit services provided to a fund and permissible non-audit services to be provided to a fund's affiliates to the extent that such approval is required under applicable regulations of the SEC. In furtherance of its duties, the Audit and Contract Review Committee also is responsible for, among other things: obtaining assurance from a fund's independent auditors of its independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent auditors; inquiring as to a fund's qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the independent auditors any problems or difficulties with the audit; reviewing certain matters relating to internal controls and disclosure controls and procedures at a fund and a fund's service providers; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit and Contract Review Committee has the responsibilities described above, it is not responsible for planning or conducting a fund's audit or determining whether a fund's financial statements are complete and accurate and are in accordance with generally accepted accounting principles. Absent actual knowledge to the contrary, Audit and Contract Review Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.



    The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with a fund and recommends to the board concerning the initial approval and/ or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the compensation paid by a fund. The Audit and Contract Review Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During each fund's fiscal year ended April 30, 2003, the Audit and Contract Review Committee held two meetings.



    The Nominating Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the board and reviewing the compensation arrangements for each of the trustees. The Nominating Committee did not meet during the fiscal year ended April 30, 2003. The Nominating Committee will consider nominees recommended by shareholders if a vacancy among the Independent Trustees occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the Trusts at 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or CURRICULUM VITAE.



    INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
        UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER
                       COMMON CONTROL WITH UBS GLOBAL AM



    As of December 31, 2002, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.



                                  COMPENSATION



    Each Independent Trustee receives, in the aggregate from UBS Global AM funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson of each Audit and Contract Review Committee receives in the aggregate $12,500 annually. The chairperson of each Nominating Committee receives in the aggregate $5,000 annually. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, trustee or employee of UBS Global AM or one of its affiliates presently receives any compensation from the funds for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.



    The table below includes certain information relating to the compensation of the trusts' current board members and the compensation of those board members from all funds for which UBS Global AM, UBS Financial Services Inc. or an affiliate served as investment advisor, sub-advisor or manager during the periods indicated.



                              COMPENSATION TABLE+



                                                AGGREGATE COMPENSATION FROM
                                                ---------------------------                  TOTAL COMPENSATION
                                                 LIR MONEY   LIR GOVERNMENT   LIR TREASURY          FROM
                                  SELECT MONEY    MARKET       SECURITIES      SECURITIES    THE FUNDS AND THE
    NAME OF PERSON, POSITION      MARKET FUND*     FUND           FUND            FUND         FUND COMPLEX**
    ------------------------      ------------   ---------   --------------   ------------   ------------------
Richard Q. Armstrong,
  Trustee.......................    $11,395       $3,653          $450            $754            $111,125
David J. Beaubien,
  Trustee.......................     10,431        3,352           414             688             108,000
Richard R. Burt,
  Trustee.......................     10,431        3,352           414             688             108,000
Meyer Feldberg,
  Trustee.......................     10,714        3,480           428             707             210,250
Frederic V. Malek,
  Trustee.......................     10,431        3,352           414             688             108,000
Carl W. Schafer,
  Trustee.......................     10,431        3,352           414             688             108,000
William D. White,
  Trustee.......................     10,431        3,352           414             688             108,000


--------------------------


+ Only Independent Trustees are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; trustees who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.



* Represents fees paid to each trustee during the fiscal year ended April 30, 2003.



** Represents fees paid during the calendar year ended December 31, 2002 to each board member by: (a) 22 investment companies in the case of
    Messrs. Armstrong, Beaubien, Burt, Malek, Schafer and White; and (b) 36 investment companies in the case of Mr. Feldberg, for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES



    As of July 31, 2003, trustees and officers owned in the aggregate less than 1% of the outstanding shares of each fund.



    As of July 31, 2003, each trust's records showed no shareholders as owning of record 5% or more of a class of a fund's shares, and each trust is not aware of any person who owns beneficially 5% or more of any class of a fund's shares.


                    INVESTMENT ADVISORY, ADMINISTRATION AND
                      PRINCIPAL UNDERWRITING ARRANGEMENTS

    INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as investment advisor and administrator of Select Money Market Fund pursuant to a contract with UBS Money Series ("Select Fund Advisory and Administration Contract"). Under the Select Fund Advisory and Administration Contract, UBS Money Series pays UBS Global AM an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of the fund's average daily net assets.


    UBS Financial Services Inc. acts as investment advisor and administrator for LIR Money Market Fund, Government Securities Fund and Treasury Securities Fund pursuant to a contract with Liquid Institutional Reserves ("LIR Funds Advisory and Administration Contract"). Under the LIR Funds Advisory and Administration Contract, each fund pays UBS Financial Services Inc. an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.



    During each of the fiscal years indicated, Select Money Market Fund paid (or accrued) to UBS Global AM the following fees under the Select Fund Advisory and Administration Contract after giving effect to the following amounts in fee waivers. During each of the fiscal years indicated, the LIR Funds paid (or accrued) to UBS Financial Services Inc. the following fees under the LIR Funds Advisory and Administration Contract. During these fiscal years, UBS Financial Services Inc. voluntarily waived a portion of its fees and/or paid other fund expenses, as set forth below.



                                                           FISCAL YEARS ENDED APRIL 30,
                                                           ----------------------------
                                                          2003          2002         2001
                                                          ----          ----         ----
SELECT MONEY MARKET FUND
  Fees Paid (or Accrued).............................  $12,163,407   $8,867,739   $3,578,906
  Fee Amount Waived..................................      721,757    1,334,360      717,881
  Expenses Reimbursed................................            0            0            0

LIR MONEY MARKET FUND
  Fees Paid (or Accrued).............................    5,494,918    7,070,215    5,628,981
  Fee Amount Waived..................................            0            0            0
  Expenses Reimbursed................................      834,776      528,632      615,698

GOVERNMENT SECURITIES FUND
  Fees Paid (or Accrued).............................      402,642      415,987      399,848
  Fee Amount Waived..................................      268,427      277,324            0
  Expenses Reimbursed................................      220,151      204,259      151,108

TREASURY SECURITIES FUND
  Fees Paid (or Accrued).............................    1,142,136      666,494      349,295
  Fee Amount Waived..................................            0            0            0
  Expenses Reimbursed................................      144,146      151,339      104,629


    Under a contract with UBS Financial Services Inc. ("Sub-Advisory and Sub-Administration Contract"), UBS Global AM serves as sub-advisor and sub-administrator for each LIR Fund. Under the Sub-Advisory and Sub-Administration Contract, UBS Financial Services Inc. (not Liquid Institutional Reserves) pays UBS Global AM a fee, computed daily and paid monthly, at an annual rate of 50% of the fees received from each fund by UBS Financial Services Inc. under the LIR Funds Advisory and Administration Contract.

    During each of the fiscal years indicated, UBS Financial Services Inc. paid (or accrued) to UBS Global AM the fees indicated below under the Sub-Advisory and Sub-Administration Contract:



                                                           FISCAL YEARS ENDED APRIL 30,
                                                           ----------------------------
                                                          2003          2002         2001
                                                          ----          ----         ----
LIR Money Market Fund................................  $ 2,330,071   $3,270,792   $2,506,641
Government Securities Fund...........................       91,246      105,864      124,370
Treasury Securities Fund.............................      498,995      257,578      122,333



    SELECT FUND ADVISORY AND ADMINISTRATION CONTRACT. Under the terms of the Select Fund Advisory and Administration Contract, UBS Global AM bears all expenses incurred in the Select Money Market Fund's operation other than the fee payable under the Select Fund Advisory and Administration Contract, the fees payable pursuant to the shareholder service plan adopted by UBS Money Series with respect to the fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the Independent Trustees, interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which UBS Money Series or Select Money Market Fund is a party and of indemnifying officers and trustees of UBS Money Series).


    Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, the Select Fund Advisory and Administration Contract requires that UBS Global AM reduce its management fee by an amount equal to those fees and expenses.

    Expenses borne by UBS Global AM under the Select Fund Advisory and Administration Contract include the following (or the fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, UBS Global AM will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers,
(4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds,
(6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses,
(7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any), (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, (16) charges and expenses of any outside pricing service used to value portfolio securities, and (17) interest on borrowings.


    LIR FUNDS ADVISORY AND ADMINISTRATION CONTRACT. Under the terms of the LIR Funds Advisory and Administration Contract, each of the LIR Funds bears all expenses incurred in its operation that are not specifically assumed by UBS Financial Services Inc. General expenses of Liquid Institutional Reserves not readily identifiable as belonging to a specific fund or to Liquid Institutional Reserves's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by Liquid Institutional Reserves include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Financial Services Inc.;
(3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or UBS Financial Services Inc.; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against Liquid Institutional Reserves or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of Liquid Institutional Reserves ("Independent Trustees"); (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which Liquid Institutional Reserves is a party and the expenses Liquid Institutional Reserves may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.



    The LIR Funds Advisory and Administration Contract and Select Fund Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract (collectively, "Contracts") noted above provide that UBS Financial Services Inc. or UBS Global AM, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the respective Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Financial Services Inc. or UBS Global AM, as applicable, in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The Contracts are terminable with respect to a fund by vote of the board or by the holders of a majority of the outstanding voting securities of the fund at any time without penalty, on 60 days' written notice to UBS Financial Services Inc. or UBS Global AM, as the case may be. The LIR Funds Advisory and Administration Contract and Select Fund Advisory and Administration Contract are also terminable without penalty by UBS Financial Services Inc. or UBS Global AM, respectively, on 60 days' written notice to Liquid Institutional Reserves or UBS Money Series, as the case may be. The Sub-Advisory and Sub-Administration Contract is terminable without penalty by UBS Financial Services Inc. or UBS Global AM on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment. The Sub-Advisory and Sub-Administration Contract also automatically terminates upon the assignment of the LIR Funds Advisory and Administration Contract.



    At the joint board meetings of Liquid Institutional Reserves and UBS Money Series held on July 23, 2003, the board members considered and approved the continuance of the LIR Funds Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract with respect to each of the LIR Funds and the Select Fund Advisory and Administration Contract with respect to the Select Money Market Fund. Prior to those meetings, the Audit and Contract Review Committees (comprised of the Independent Trustees) also had met jointly to review and discuss the investment advisory and administration services provided to each fund over the course of the year by UBS Financial Services Inc. and/or UBS Global AM, as applicable. In considering the continuance of each Contract, the Audit and Contract Review Committees analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Financial Services Inc. and UBS Global AM in performing the services required under each Contract, and the cost allocation methods used in calculating such expenses. The Audit and Contract Review Committees also reviewed UBS Financial Services Inc.'s and UBS Global AM's profitability in managing each fund; the current fees paid by each fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Financial Services Inc. and UBS Global AM by other funds they advise; and the ability of UBS Financial Services Inc. and UBS Global AM to continue to perform the services contemplated under the LIR Funds Advisory and Administration Contract, the Select Fund Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, respectively.

    The Audit and Contract Review Committees also evaluated the performance of each fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with each fund's investment restrictions, tax and reporting requirements, procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, UBS Global AM's trade allocation procedures for its various investment advisory clients, and UBS Global AM's best execution procedures. Based on all of the above, as well as other factors and considerations, the Audit and Contract Review Committee recommended to the relevant full board that it approve the continuance of the Contract(s) applicable to its funds.



    Each full board reviewed the factors considered by its Audit and Contract Review Committees and also gave substantial consideration to the fees payable under the Contracts. In this regard, the boards evaluated
UBS Financial Services Inc.'s and UBS Global AM's profitability with respect to each fund (as applicable), including consideration of both the actual dollar amount of fees paid by each fund directly to UBS Financial Services Inc. (in the case of the LIR Funds) or UBS Global AM (in the case of Select Money Market
Fund) and by UBS Financial Services Inc. to UBS Global AM (in the case of the LIR Funds), and so-called "fallout benefits" to UBS Financial Services Inc. and UBS Global AM or their affiliates, such as, for example, benefits derived from serving as investment advisor or sub-advisor to a fund, and the research services available to UBS Financial Services Inc. or UBS Global AM by reason of portfolio transactions executed for the funds or other funds. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Financial Services Inc. and UBS Global AM, as applicable, each board concluded the fees to be paid to UBS Financial Services Inc. and/or UBS Global AM under the LIR Funds Advisory and Administration Contract, the Select Fund Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract, as applicable, were fair and reasonable, and the scope and quality of UBS Financial Services Inc.'s and/or UBS Global AM's services to each fund were consistent with each fund's operational requirements and sufficient to approve the continuance of the LIR Funds Advisory and Administration Contract; the Select Fund Advisory and Administration Contract; and the Sub-Advisory and Sub-Administration Contract.



    SECURITIES LENDING. During the fiscal year ended April 30, 2003, LIR Money Market Fund and Treasury Securities Fund earned $878 and $73,929, respectively, for lending their securities. During the fiscal years ended April 30, 2003 and 2002, Treasury Securities Fund paid $24,804 and $3,613, respectively, and LIR Money Market Fund paid $294 and $0, respectively, to
UBS Financial Services Inc. for its services as securities lending agent. For the year ended April 30, 2001, the funds paid (or accrued) no fees to UBS Financial Services Inc. for its services as securities lending agent because the funds did not engage in any securities lending activities.



    BANK LINE OF CREDIT. During the fiscal year ended April 30, 2003, the funds participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility (the "Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes.



    Under the facility arrangement, the funds have agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. UBS Global AM has agreed to pay the commitment fee on behalf of Select Money Market Fund to UBS AG, which was $82,607 for the fiscal year ended April 30, 2003. LIR Money Market Fund, Government Securities Fund, and Treasury Securities Fund paid commitment fees for the fiscal year ended April 30, 2003 of $28,253, $3,486 and $6,044, respectively. Interest is charged to each fund at rates based on prevailing market rates in effect at the time of borrowings. During the fiscal years ended April 30, 2003, the Select Money Market Fund, LIR Money Market Fund and Treasury Securities Fund did not borrow under the Facility. For the year ended April 30, 2003, the Government Securities Fund had an average daily amount of borrowing outstanding under the Facility of $19,997,000 for three days with a related weighted average annualized rate of 2.275%, which resulted in $3,791 of interest expense.


    PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of each fund pursuant to principal underwriting contracts with Liquid Institutional Reserves and UBS Money Series ("Principal Underwriting Contracts"), which require UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. UBS Global AM enters into dealer agreements with other broker-dealers (affiliated and unaffiliated) and with other institutions to authorize them to sell fund shares.

    UBS Global AM may make payments to affiliated and unaffiliated dealers that engage in selling efforts on behalf of the funds. In the case of the LIR Funds, these payments will not exceed the annual rate of 0.10% (0.04% for Select shares of Government Securities Fund) of the value of each fund's shares sold as a result of such selling efforts. In the case of Select Money Market Fund, these payments generally will not exceed the annual rate of 0.04% of the value of fund shares sold as a result of such selling efforts; however, UBS Global AM may pay firms a higher fee on certain very large omnibus accounts, up to the annual rate of 0.05% for a single account with assets of $1 billion or more. Payments to affiliated and unaffiliated dealers are made by UBS Global AM out of its own resources, and the value of a shareholder's investment in a fund will be unaffected by these payments.


    UBS Global AM (not the funds) may pay fees to entities that make Institutional shares of the funds available to others. The annual rate of these fees will not exceed 0.05% of the average daily net asset value of Institutional shares held through, or in connection with, the entity and will be paid monthly. With respect to the Select Money Market Fund, UBS Global AM may pay affiliated or unaffiliated dealers a finder's fee at the annual rate of 0.01% where
(1) UBS Global AM is paying shareholder servicing fees to a separate entity that makes Institutional shares available to others, and (2) the assets in this type of account reach at least $1.5 billion.


    UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114.


    FINANCIAL INTERMEDIARIES. Financial intermediaries (such as banks, savings associations, trust companies, brokers and investment advisors) may purchase Financial Intermediary shares of Select Money Market Fund, LIR Money Market Fund and Treasury Securities Fund for the benefit of their customers. Customers of financial intermediaries also may purchase Institutional shares of Government Securities Fund.



    Liquid Institutional Reserves has adopted shareholder services plans with respect to the Financial Intermediary shares of LIR Money Market Fund and Treasury Securities Fund, and UBS Money Series has adopted a shareholder services plan with respect to the Financial Intermediary shares of Select Money Market Fund (each, a "Financial Intermediary Share Plan"). Liquid Institutional Reserves has also adopted a shareholder services plan with respect to the Institutional shares of Government Securities Fund ("Government Securities Fund Plan").



    Each plan requires that UBS Global AM provide to the board at least annually a written report of the amounts expended by UBS Global AM under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with UBS Global AM in providing information to a board with respect to amounts expended and services provided under the service agreement. Each Plan may be terminated at any time, without penalty, by vote of the trustees who are not "interested persons" as defined in the Investment Company Act of Liquid Institutional Reserves or UBS Money Series, as applicable, and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to a Plan must be approved by the board and any material amendment must be approved by the relevant Disinterested Trustees.


    Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, Liquid Institutional Reserves or UBS Money Series, as applicable, and UBS Global AM might be required to alter or discontinue their arrangements with financial intermediaries that are banks and change their method of operations with respect to shares of the funds. It is not anticipated, however, that any change in Liquid Institutional Reserves' or UBS Money Series' method of operations would affect the net asset value per share of any fund or result in a financial loss to any shareholder.

    Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund or UBS Global AM resulting from fiduciary funds being invested in shares of the funds. Before investing fiduciary funds in fund shares, financial intermediaries, including investment advisors and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

    The service agreements require a financial intermediary to comply with laws regarding the disclosure to its customers of the compensation payable to it under the Plans and any other compensation payable to it in connection with the investment of its customers' assets in shares of the funds. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with UBS Global AM in connection with their investment. Financial intermediaries providing services to owners of fund shares in certain states may be required to be registered as dealers under the laws of those states.



    FINANCIAL INTERMEDIARY SHARES PLANS. UBS Global AM implements the Financial Intermediary Shares Plans by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares on behalf of its customers. A service agreement requires the financial intermediary to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares.



    Under the Financial Intermediary Shares Plans, LIR Money Market Fund, Treasury Securities Fund and Select Money Market Fund each pay UBS Global AM a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include:
(i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with UBS Global AM;
(ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Liquid Institutional Reserves and UBS Money Series, as applicable, on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from Liquid Institutional Reserves or UBS Money Series (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as UBS Global AM or a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.



    During the fiscal year ended April 30, 2003, Liquid Institutional Reserves made payments under a Financial Intermediary Shares Plan through UBS Global AM to financial intermediaries with respect to Financial Intermediary shares in the amount of $108,819 for LIR Money Market Fund. Treasury Securities Fund did not make any payments to UBS Global AM under the Plan during this period because it had no Financial Intermediary shares outstanding. During the fiscal year ended April 30, 2002, under a prior similar shareholder services plan with UBS Financial Services Inc. that applied to all three LIR Funds, Liquid Institutional Reserves made payments under the Financial Intermediary Shares Plan through UBS Financial Services Inc. to financial intermediaries with respect to Financial Intermediary shares in the amount of $143,645 for LIR Money Market Fund. No other fund made any payments under a Plan during this period because no other fund had any Financial Intermediary shares outstanding.



    During the fiscal years ended April 30, 2003 and 2002, Select Money Market Fund did not make any payments under a Plan because it had no Financial Intermediary shares outstanding.


    GOVERNMENT SECURITIES FUND PLAN. UBS Global AM implements the Government Securities Fund Plan by entering into a service agreement with each financial intermediary through which an investor purchases Institutional shares of Government Securities Fund. That agreement requires the financial intermediary to provide support services to its customers who purchase Institutional shares.


    Under the Government Securities Fund Plan, Government Securities Fund pays UBS Global AM a monthly fee at the annual rate of 0.10% of the average daily net asset value of the Institutional shares owned by the customers of a financial intermediary that has entered into a service agreement with UBS Global AM. Under each service agreement, UBS Global AM pays an identical fee to the financial intermediary for providing support services to its customers as specified in the service agreement. These services may include: (i) assisting customers in changing dividend options, account designations and addresses; (ii) aggregating and/or processing purchase and redemption requests from customers and placing purchase and redemption orders with UBS Global AM or the Fund's transfer agent;
(iii) transmitting and receiving funds in connection with customer orders to purchase and redeem shares; (iv) processing dividend payments on behalf of customers; (v) providing information periodically to customers showing their positions in Institutional shares; (vi) arranging for bank wires;
(vii) responding to customer inquiries regarding account status and history, the manner in which purchases and redemptions of Institutional shares may be made and other matters pertaining to the operation of their accounts;
(viii) providing sub-accounting with respect to Institutional shares owned by customers or the information necessary for sub-accounting; (ix) forwarding communications from Liquid Institutional Reserves (for example, proxies, shareholder reports and dividend, distribution and tax notices) to customers;
(x) providing the necessary personnel and facilities to establish and maintain shareholder accounts and records; and (xi) such other similar services as UBS Global AM or a customer may reasonably request from time to time to the extent the financial intermediary is permitted to perform such services under federal and state statutes, rules and regulations.


    During the fiscal years ended April 30, 2003 and 2002, Liquid Institutional Reserves made payments through UBS Global AM to financial intermediaries with respect to Institutional shares in the amounts of $159,023 and $199,157, respectively, for Government Securities Fund.

                             PORTFOLIO TRANSACTIONS

    The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.


    For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of a fund and of other funds it advises as a factor in the selection of brokers or dealers to effect transactions for a fund, subject to UBS Global AM's duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.



    Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts may be used in advising the funds.



    During the fiscal years ended April 30, 2003, April 30, 2002 and April 30, 2001, the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.


    Investment decisions for the funds and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

    As of April 30, 2003, Select Money Market Fund and LIR Money Market Fund each owned securities issued by the following companies which are regular broker-dealers for the funds:



    SELECT MONEY MARKET FUND



                       ISSUER                           TYPE OF SECURITY         VALUE
                       ------                           ----------------         -----
Goldman Sachs & Co. ................................  Repurchase Agreement    $150,000,000
Morgan Stanley & Co. ...............................  Domestic Master Note    $150,000,000



    LIR MONEY MARKET FUND



                       ISSUER                           TYPE OF SECURITY         VALUE
                       ------                           ----------------         -----
Goldman Sachs Group, Inc. ..........................  Commercial Paper        $ 39,971,533

Morgan Stanley & Co. ...............................  Commercial Paper        $ 69,988,100


                        ADDITIONAL INFORMATION REGARDING
                      REDEMPTIONS; FINANCIAL INSTITUTIONS

    ADDITIONAL REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.


    If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur expenses in converting these securities into cash. Liquid Institutional Reserves is obligated to redeem shares of LIR Money Market Fund, Government Securities Fund and Treasury Securities Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for a shareholder.


    FINANCIAL INSTITUTIONS. The funds may authorize financial institutions and their agents to accept on the funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when such an institution or its agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

                              VALUATION OF SHARES


    Each fund uses its best efforts to maintain its net asset value at $1.00 per share. LIR Money Market Fund's and Select Money Market Fund's net asset values per share are typically determined by the funds' custodian, State Street Bank and Trust Company ("State Street"), as of noon, Eastern time, 2:30 p.m., Eastern time, 4:30 p.m., Eastern time (in the case of LIR Money Market Fund), and 5:00 p.m., Eastern time (in the case of Select Money Market Fund) on each Business Day. Government Securities Fund's and Treasury Securities Fund's net asset values per share are determined by State Street as of noon, Eastern time, and 2:30 p.m., Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the offices of State Street, the funds' transfer agent, PFPC Inc., and the New York City offices of UBS Global AM are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.


    Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, a fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.


    The board for each fund has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, its board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, a board will take appropriate action.



    In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of a board.


                            PERFORMANCE INFORMATION

    The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

    TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

     P(1 + T)to the power of n   =   ERV
                     where:  P   =   a hypothetical initial payment of $1,000
                                     to purchase shares of a specified class
                             T   =   average annual total return of shares of
                                     that class
                             n   =   number of years
                           ERV   =   ending redeemable value of a
                                     hypothetical $1,000 payment at the
                                     beginning of that period.

    Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

    The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

    The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


                                      SELECT MONEY MARKET FUND*
                                            INSTITUTIONAL
      INCEPTION DATE                      SHARES (8/10/98)
      --------------                      ----------------
      Year ended April 30, 2003:
            Standardized Return....             1.56%
      Inception to April 30, 2003
            Standardized Return....             4.28%



                                        LIR MONEY MARKET FUND
                                            INSTITUTIONAL          FINANCIAL INTERMEDIARY SHARES
      INCEPTION DATE                      SHARES (06/03/91)                (01/14/98)**
      --------------                      -----------------                ------------
      Year ended April 30, 2003:
            Standardized Return....             1.42%                          1.17%
      Five Years ended April 30,
      2003
            Standardized Return....             4.22%                          3.96%
      Ten Years ended April 30,
      2003
            Standardized Return....             4.54%                    N/A
      Inception to April 30, 2003
            Standardized Return....             4.46%                          4.03%



                                     GOVERNMENT SECURITIES FUND
                                            INSTITUTIONAL
      INCEPTION DATE                      SHARES (06/03/91)        SELECT SHARES (05/23/01)
      --------------                      -----------------        ------------------------
      Year ended April 30, 2003:
            Standardized Return....             1.27%                       1.37%
      Five Years ended April 30,
      2003
            Standardized Return....             4.03%                   N/A
      Ten Years ended April 30,
      2003
            Standardized Return....             4.38%                   N/A
      Inception to April 30, 2003
            Standardized Return....             4.28%                       1.93%



                                      TREASURY SECURITIES FUND
                                            INSTITUTIONAL
      INCEPTION DATE                      SHARES (12/06/91)
      --------------                      -----------------
      Year ended April 30, 2003:
            Standardized Return....             1.29%
      Five Years ended April 30,
      2003
            Standardized Return....             3.75%
      Ten Years ended April 30,
      2003
            Standardized Return....             4.18%
      Inception to April 30, 2003
            Standardized Return....             4.04%


--------------------------

 * The fund had Financial Intermediary shares outstanding only during the periods December 29, 1998 to February 9, 1999 and November 4, 1999 to March 6, 2000. Accordingly, no performance information is provided for Financial Intermediary shares.



** Date for most recent issuance of shares. Financial Intermediary shares were originally issued on March 17, 1994, but subsequently redeemed before being reissued in 1998.

    CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. A fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:


     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)to the power of 365/7] - 1

    Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it is not the same as yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

    The following table shows the yield and effective yield for the outstanding shares of each fund for the 7-day period ended April 30, 2003:


                                                               YIELD     EFFECTIVE YIELD
                                                              --------   ---------------
SELECT MONEY MARKET FUND
  Institutional Shares......................................   1.18%          1.19%
  Financial Intermediary Shares*............................   N/A          N/A

LIR MONEY MARKET FUND
  Institutional Shares......................................   1.06%          1.07%
  Financial Intermediary Shares.............................   0.81%          0.82%

GOVERNMENT SECURITIES FUND
  Institutional Shares......................................   0.91%          0.92%
  Select Shares.............................................   1.01%          1.02%

TREASURY SECURITIES FUND
  Institutional Shares......................................   0.96%          0.97%
  Financial Intermediary Shares*............................   N/A          N/A


--------------------------

* Select Money Market Fund and Treasury Securities Fund had no Financial Intermediary shares outstanding during this period.


    The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).


    Government Securities Fund is expected to invest substantially all its assets in US government securities. These investments are expected to generate income exempt from most state and local income taxation. This fund may advertise a tax-equivalent yield and tax-equivalent effective yield. The tax-equivalent yield represents the pretax yield that an investment subject to state and local taxation would need to generate to equal the tax-free yield of a fund generating income which may be exempt from state or local income taxation. To calculate the tax-equivalent yield, the fund will divide the state tax-exempt portion of the above yield by one minus a stated tax rate and then add the quotient to the portion, if any, of the yield that is not tax-exempt. The tax-equivalent effective yield, however, modifies the tax-equivalent yield to reflect the compounding effect of the fund's reinvestment. To calculate the tax-equivalent effective yield, the fund will divide the tax-exempt portion of the above effective yield by one minus the stated tax rate and then add the quotient to the portion, if any, of the effective yield that is not tax-exempt. Please remember that the dividends that you receive from Government

Securities Fund generally are subject to federal income tax although all or a portion may be exempt from state or local income taxation.



    OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare their yields with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), iMoney Net, Inc. ("iMoney Net"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indices and changes in the Consumer Price Index as published by the US Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form. The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes-Registered Trademark- Money Markets.


                                     TAXES


    QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets nor 10% of the voting securities of such issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other RICs) of any one issuer or in two or more issuers that the fund controls and which are engaged in the same or similar trades or businesses.


    By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the portion of its investment company taxable income and net capital gain that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


    Please note that dividends from a fund are not eligible for the reduced rate of tax that may apply to certain dividends on corporate stock.


                               OTHER INFORMATION


    UBS MONEY SERIES -- DELAWARE STATUTORY TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of Select Money Market Fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of UBS Money Series or Select Money Market Fund. However, the Trust Instrument of UBS Money Series disclaims shareholder liability for acts or obligations of UBS Money Series or its series (Select Money Market
Fund). The Trust Instrument provides for indemnification from the fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of Select Money Market Fund.



    LIQUID INSTITUTIONAL RESERVES -- MASSACHUSETTS BUSINESS TRUST. Liquid Institutional Reserves is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of an LIR Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Liquid Institutional Reserves and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of Liquid Institutional Reserves, one of the LIR Funds, the trustees or any of them in connection with Liquid Institutional Reserves. The Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Financial Services Inc. believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of one of the LIR Funds.



    CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares of LIR Money Market Fund, Select Money Market Fund and Treasury Securities Fund and owners of Institutional shares of Government Securities Fund receive certain services directly from financial intermediaries and bear the related service costs.


    VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of Liquid Institutional Reserves or UBS Money Series, as applicable, may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of Liquid Institutional Reserves and UBS Money Series will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.

    Liquid Institutional Reserves and UBS Money Series do not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of Liquid Institutional Reserves or UBS Money Series, as applicable, may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Liquid Institutional Reserves or UBS Money Series, as applicable.


    PRIOR NAMES. Prior to April 8, 2002, UBS Money Series was known as Brinson Money Series, and UBS Select Money Market Fund was known as Brinson Select Money Market Fund. Prior to May 9, 2001, UBS Money Series was know as "Mitchell Hutchins LIR Money Series" and its name was "Mitchell Hutchins LIR Select Money Fund." Prior to July 28, 1999, UBS Money Series was known as "Mitchell Hutchins Institutional Series."

    Prior to April 8, 2002, UBS LIR Money Market Fund, UBS LIR Government Securities Fund and UBS LIR Treasury Securities Fund were known as Brinson LIR Money Market Fund, Brinson LIR Government Securities Fund and Brinson LIR Treasury Securities Fund, respectively. Prior to May 9, 2001, the funds' names did not contain the preface "Brinson LIR." Prior to May 9, 2001, Government Securities Fund's Select shares were known as "Financial Intermediary shares."



    CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the funds' assets. PFPC Inc., a subsidiary of PNC Bank, N.A., located at 760 Moore Road, King of Prussia, PA 19408, serves as each fund's transfer and dividend disbursing agent.


    COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also has acted as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.


    AUDITORS. Ernst & Young LLP, Five Times Square, New York, NY 10036, serves as independent auditor for the funds.


                              FINANCIAL STATEMENTS


    The funds' Annual Reports to Shareholders for their last fiscal years ended April 30, 2003 are separate documents supplied with this SAI, and the financial statements, accompanying notes and reports of Ernst & Young LLP appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.


                                   ----------

[GRAPHIC]


UBS Select Money Market Fund


UBS LIR Money Market Fund


UBS LIR Government Securities Fund


UBS LIR Treasury Securities Fund


                                             -----------------------------------

                                             Statement of Additional Information
                                                                 August 29, 2003

                                             -----------------------------------

-C-2003 UBS Global Asset Management (US) Inc.
All rights reserved.

PART C. OTHER INFORMATION

Item 23. EXHIBITS

(1)      (a)      Trust Instrument (1/)

         (b)      Amendment to Trust Instrument effective July 28, 1999 (2/)

         (c)      Amendment to Trust Instrument effective May 9, 2001 (3/)

         (d)      Certificate of Amendment effective May 16, 2001 (3/)

         (e)      Amendment to Trust Instrument effective April 8, 2002 (4/)

(2)      (a)      By-Laws (1/)

         (b)      Certificate of Amendment to By-Laws dated December 19, 2001
                  (4/)

         (c)      Certificate of Amendment to By-Laws dated February 15, 2002
                  (4/)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest (5/)

(4)      (a)      Investment Advisory and Administration Contract for UBS Select
                  Money Market Fund (2/)

         (b) Investment Advisory and Administration Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (6/)

         (c) Investment Advisory and Administration Contract for UBS Cash Reserves Fund (7/)

         (d) Investment Advisory and Administration Contract for UBS Liquid Assets Fund (7/)

(5)      (a)      Principal Underwriting Contract for UBS Select Money Market
                  Fund (3/)

         (b) Principal Underwriting Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (3/)

         (c) Distribution Contract for UBS Cash Reserves Fund and UBS Liquid Assets Fund (7/)

         (d) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Money Market Fund (3/)

         (e) Amendment to Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Select Money Market Fund (filed herewith)

         (f) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Securities LLC with respect to UBS Select Money Market Fund (3/)

         (g) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Financial Services Inc. with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund (7/)

(6)      Bonus, profit sharing or pension plans -- none

(7)      (a)      Custodian Contract with State Street Bank and Trust Company for UBS Cash Reserves Fund and UBS Liquid Assets Fund (7/)

         (b) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to UBS Select Money Market Fund (8/)

         (c) Letter Agreement making Custody Contract with State Street Bank and Trust Company applicable to LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (4/)

(8)      (a) (i)  Transfer Agency Agreement for UBS Select Money Market Fund
                  (2/)

            (ii) Amendment to the Transfer Agency Agreement for UBS Select Money Market Fund (8/)

           (iii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (6/)

            (iv) Transfer Agency and Related Services Agreement for UBS Cash Reserves Fund (3/)

             (v) Transfer Agency and Related Services Agreement for UBS Liquid Assets Fund (3/)

         (b) Form of Shareholder Services Plan and Agreement for UBS Select Money Market Fund (3/)

(9)      Opinion and Consent of Counsel (filed herewith)

(10)     (a)      Other opinions, appraisals, rulings and consents: Consent of
                  Independent Auditors with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund (filed herewith)
         (b)      Other opinions, appraisals, rulings and consents: Consent of
                  Independent Auditors with respect to UBS Select Money Market
                  Fund (filed herewith)

(11)     Omitted Financial Statements -- none

(12)     Letter of Investment Intent (1/)

(13)     (a)      Plan of Distribution pursuant to Rule 12b-1 for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market Fund
                  (6/)

         (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (6/)

(14)     Plan Pursuant to Rule 18f-3 with respect to UBS Select Money Market
         Fund (3/)

(15)     Code of Ethics for Registrant and UBS Global Asset Management (US) Inc.
         (9/)

(16)     (a)      Powers of Attorney for Mrs. Alexander and Messrs. Armstrong,
                  Beaubien, Burt, Feldberg, Schafer and White (10/)

         (b)      Power of Attorney for Mr. Malek (11/)

         (c)      Powers of Attorney for Messrs. Storms and Varnas (12/)

----------
(1/) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed July 29, 1998.

(2/) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed September 1, 1999.

(3/) Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed August 29, 2001.

(4/) Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed April 30, 2002.

(5/) Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

(6/) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed April 28, 2000.

(7/) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of UBS Money Series, SEC File No. 33-52965, filed August 25, 2000.

(8/) Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed April 12, 2001.

(9/) Incorporated by reference from Post-Effective Amendment No. 47 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 30, 2003.

(10/) Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

(11/) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed October 31, 2001.

(12/) Incorporated by reference from the registration statement on Form N-14 of UBS Index Trust, SEC File No. 333-107712, filed August 6, 2003.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

Item 25. INDEMNIFICATION

         Section 2 of Article IX of the Trust Instrument, as amended ("Trust Instrument"), "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant.
Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

         Section 9 of each Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake or law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 10 or 11 of each Advisory and Administration Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory and Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Trust will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Contract.

         Section 15 of each Principal Underwriting Contract and Section 10 of the Distribution Contract contains provisions similar to Section 10 or 11 of the Advisory and Administration Contracts, with respect to UBS Global AM.

         Section 9 of each Dealer Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         UBS Global AM, a Delaware corporation, is a registered investment advisor and is also an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27. PRINCIPAL UNDERWRITERS

         (a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

                FRESCO INDEX SHARES FUNDS
                GLOBAL HIGH INCOME DOLLAR FUND INC.
                INSURED MUNICIPAL INCOME FUND INC.
                INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                LIQUID INSTITUTIONAL RESERVES

                MANAGED HIGH YIELD PLUS FUND INC.
                STRATEGIC GLOBAL INCOME FUND, INC.
                THE UBS FUNDS
                UBS CASHFUND INC.
                UBS FINANCIAL SECTOR FUND INC.
                UBS INDEX TRUST
                UBS INVESTMENT TRUST
                UBS MANAGED MUNICIPAL TRUST
                UBS MASTER SERIES, INC.
                UBS MUNICIPAL MONEY MARKET SERIES
                UBS MUTUAL FUNDS SECURITIES TRUST
                UBS PACE SELECT ADVISORS TRUST
                UBS RMA MONEY FUND INC.
                UBS RMA TAX-FREE FUND INC.
                UBS SERIES TRUST


         (b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM, are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.


NAME AND ADDRESS            POSITION(S) HELD WITH REGISTRANT  POSITION AND OFFICES WITH UNDERWRITER
----------------            --------------------------------  -------------------------------------
Debbie Baggett *            Vice President                    Director and Portfolio Manager of UBS Global AM
W. Douglas Beck*            Vice President                    Executive Director and Head of Mutual Fund
                                                              Product Management of UBS Global AM
Thomas Disbrow*             Vice President and Assistant      Director and a Senior Manager of the Mutual
                            Treasurer                         Fund Finance Department of UBS Global AM
Amy R. Doberman*            Vice President and Secretary      Managing Director and General Counsel of UBS Global AM
Kris L. Dorr*               Vice President                    Director and Portfolio Manager in the Short-
                                                              Term Strategies Group of UBS Global AM
Elbridge T. Gerry III *     Vice President                    Managing Director - Fixed Income of UBS Global AM
David M. Goldenberg*        Vice President and Assistant      Executive Director and Deputy General Counsel
                            Secretary                         of UBS Global AM
Kevin J. Mahoney*           Vice President and Assistant      Director and a Senior Manager of the Mutual
                            Treasurer                         Fund Finance Department of UBS Global AM
Michael H. Markowitz**      Vice President                    Executive Director, Portfolio Manager, and Head
                                                              of U.S. Short Duration Fixed Income of UBS Global AM
Susan P. Ryan*              Vice President                    Executive Director and a Portfolio Manager of UBS Global AM
Robert Sabatino**           Vice President                    Director and a Portfolio Manager of UBS Global
                                                              AM in the Short Duration Fixed Income Group
Paul H. Schubert*           Vice President and Treasurer      Executive Director and Head of the Mutual Fund
                                                              Finance Department of UBS Global AM
Brian M. Storms*            Trustee and Chairman of the       Chief Executive Officer, Director and President
                            Board of Trustees                 of UBS Global AM

Joseph A. Varnas*           President                         Managing Director, Chief Technology Officer,
                                                              and Head of Product, Technology and Operations
                                                              of UBS Global AM
Keith A. Weller*            Vice President and Assistant      Director and Senior Associate General Counsel
                            Secretary                         of UBS Global AM

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**       This person's business address is One North Wacker Drive, Chicago,
         IL 60606.

(c)      None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 and paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM, 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114 or at One North Wacker Drive, Chicago, Illinois 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. MANAGEMENT SERVICES

         Not applicable.

Item 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27 day of August, 2003.

                                UBS MONEY SERIES

                                By:   /s/ David M. Goldenberg
                                      -----------------------
                                      David M. Goldenberg
                                      Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                TITLE                                  DATE
---------                                -----                                  ----
/s/  Margo N. Alexander                  Trustee                                August 27, 2003
-----------------------
Margo N. Alexander*

/s/ Richard Q. Armstrong                 Trustee                                August 27, 2003
------------------------
Richard Q. Armstrong*

/s/  David J. Beaubien                   Trustee                                August 27, 2003
----------------------
David J. Beaubien*

/s/  Richard R. Burt                     Trustee                                August 27, 2003
--------------------
Richard R. Burt*

/s/  Meyer Feldberg                      Trustee                                August 27, 2003
-------------------
Meyer Feldberg*

/s/ Frederic V. Malek                    Trustee                                August 27, 2003
---------------------
Frederic V. Malek**

/s/  Carl W. Schafer                     Trustee                                August 27, 2003
--------------------
Carl W. Schafer*

/s/ Brian M. Storms                      Trustee and Chairman                   August 27, 2003
-------------------                      of the Board of Trustees
Brian M. Storms***

/s/  William D. White                    Trustee                                August 27, 2003
---------------------
William D. White*m

/s/ Joseph A. Varnas                     President                              August 27, 2003
--------------------
Joseph A. Varnas****

/s/ Paul H. Schubert                     Vice President and Treasurer           August 27, 2003
--------------------
Paul H. Schubert


----------

* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed October 31, 2001.

*** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated June 30, 2003 and incorporated by reference from the registration statement of UBS Index Trust, SEC File No. 333-107712, filed August 6, 2003.

**** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated June 19, 2003 and incorporated by reference from the registration statement on Form N-14 of UBS Index Trust, SEC File No. 333-107712, filed August 6, 2003.

                                UBS MONEY SERIES
                                  EXHIBIT INDEX


EXHIBIT
NUMBER
-------
(5)      (e)  Amendment to Dealer Agreement between UBS Global Asset Management
              (US) Inc. and UBS Financial Services Inc. with respect to UBS
              Select Money Market Fund

(9)      Opinion and Consent of Counsel

(10)     (a)  Other opinions, appraisals, rulings and consents: Consent of
              Independent Auditors with respect to UBS Cash Reserves Fund and
              UBS Liquid Assets Fund

         (b) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors with respect to UBS Select Money Market Fund